UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

A.R. Umans

Chairman of the Board

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Trustee

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2013

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Large Cap Growth Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds' prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Semi-Annual Report to Shareholders June 30, 2013

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Large Cap Growth Fund

Driehaus International Discovery Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/13	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/98 - 06/30/13)
Driehaus International Discovery Fund (DRIDX)[1]	13.12%	6.62%	–5.46%	8.89%	13.16%
MSCI AC World ex USA Index[2]	14.14%	8.48%	–0.34%	9.09%	4.98%
MSCI AC World ex USA Growth Index[3]	14.75%	9.08%	–0.67%	8.63%	3.54%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 44 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 97.6%
EUROPE — 46.8%
United Kingdom — 13.0%
African Minerals, Ltd.**	333,637	$961,614
ARM Holdings PLC	98,857	1,195,342
Ashtead Group PLC	159,753	1,568,421
Associated British Foods PLC	79,354	2,094,044
Barratt Developments PLC**	350,295	1,649,500
Croda International PLC	52,281	1,969,642
Halma PLC	280,666	2,149,348
St. James’s Place PLC	240,761	1,977,413
Subsea 7 SA	43,927	770,161
Telecity Group PLC	172,399	2,658,828
The Weir Group PLC	46,328	1,515,659
Tullow Oil PLC	102,970	1,567,698

		20,077,670

France — 7.3%
Casino Guichard Perrachon SA	20,554	1,925,483
Edenred	53,071	1,623,368
Eurofins Scientific	7,769	1,641,253
Ingenico SA	27,002	1,799,524
Safran SA	53,704	2,804,875
Sanofi	15,105	1,565,434

		11,359,937

Switzerland — 5.8%
Cie Financiere Richemont SA — A	17,466	1,544,952
Glencore Xstrata PLC	477,598	1,976,917
Partners Group Holding AG	9,960	2,696,808
Roche Holding AG	3,314	824,509
Temenos Group AG	80,487	1,968,397

		9,011,583

Netherlands — 4.7%
ASML Holding NV	9,798	773,117
Core Laboratories NV	10,176	1,543,292
LyondellBasell Industries NV — A	50,171	3,324,330
Sensata Technologies Holding NV**	47,243	1,648,781

		7,289,520

Norway — 4.4%
Gjensidige Forsikring ASA	156,960	2,308,786
Seadrill, Ltd.	62,389	2,518,423
Telenor ASA	96,213	1,907,043

		6,734,252

Ireland — 4.2%
Covidien PLC	17,843	1,121,254
Eaton Corp. PLC	35,514	2,337,176
Experian PLC	110,336	1,918,143
Jazz Pharmaceuticals PLC**	16,282	1,119,062

		6,495,635

	Number of Shares	Market Value (Note A)

Denmark — 4.1%
Christian Hansen Holding AS	46,369	$1,587,686
Danske Bank AS**	133,811	2,288,525
GN Store Nord AS	91,481	1,729,009
Novo Nordisk AS — B	4,932	768,621

		6,373,841

Germany — 2.0%
Hugo Boss AG	14,113	1,554,109
SAP AG — SP ADR	21,299	1,551,206

		3,105,315

Italy — 0.8%
Gtech SpA	46,769	1,170,656
Spain — 0.5%
Viscofan SA	15,559	779,509

Total EUROPE		72,397,918

FAR EAST — 39.9%
Japan — 20.3%
Anritsu Corp.	128,501	1,522,370
Astellas Pharma, Inc.	47,969	2,606,906
Calbee, Inc.	19,973	1,894,998
Daikin Industries, Ltd.	33,212	1,342,812
Denso Corp.	26,893	1,264,931
Dentsu, Inc.	23,637	817,452
Fuyo General Lease Co., Ltd.	29,468	1,100,816
Hulic Co., Ltd.	233,145	2,501,172
Japan Tobacco, Inc.	67,868	2,398,441
JTEKT Corp.	138,139	1,554,377
M3, Inc.	939	2,109,389
Modec, Inc.	32,654	952,820
MonotaRO Co., Ltd.	64,560	1,573,316
Nomura Holdings, Inc.	187,071	1,378,795
Rinnai Corp.	16,268	1,158,017
Sawai Pharmaceutical Co., Ltd.	13,273	1,585,854
Sugi Holdings Co., Ltd.	45,712	1,737,591
Sysmex Corp.	11,880	777,387
Taiyo Yuden Co., Ltd.	53,228	810,925
Tokio Marine Holdings, Inc.	72,689	2,304,970

		31,393,339

China — 5.9%
AIA Group, Ltd.	759,068	3,214,959
Michael Kors Holdings, Ltd.**	12,858	797,453
New Oriental Education & Technology Group, Inc. — SP ADR	78,662	1,742,363
Sands China, Ltd.	468,487	2,207,722
Techtronic Industries Co.	485,471	1,161,718

		9,124,215

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Philippines — 3.3%
Puregold Price Club, Inc.	2,876,785	$2,417,298
SM Investments Corp.	51,483	1,275,158
Universal Robina Corp.	510,519	1,477,196

		5,169,652

Malaysia — 3.1%
Astro Malaysia Holdings BHD	1,587,055	1,522,006
IHH Healthcare BHD**	1,272,908	1,591,387
Malayan Banking BHD	485,274	1,597,357

		4,710,750

Taiwan — 1.8%
Chailease Holding Co., Ltd.	342,000	807,901
St. Shine Optical Co., Ltd.	76,099	1,977,949

		2,785,850

Singapore — 1.6%
Global Logistic Properties, Ltd.	1,127,031	2,445,235
Indonesia — 1.4%
PT Perusahaan Gas Negara Persero Tbk	3,613,086	2,093,224
Thailand — 1.0%
Minor International PCL — NVDR	2,013,574	1,610,080
South Korea — 1.0%
Samsung Electronics Co., Ltd.	1,324	1,555,806
Australia — 0.5%
CSL, Ltd.	14,358	808,616

Total FAR EAST		61,696,767

NORTH AMERICA — 7.3%
Mexico — 3.7%
Bolsa Mexicana de Valores SAB de CV	474,100	1,178,897
Fibra Uno Administracion SA de CV — REIT	927,650	3,114,969
Genomma Lab Internacional SAB de CV — B**	738,660	1,458,798

		5,752,664

Canada — 2.9%
Dollarama, Inc.	33,352	2,334,355
Pacific Rubiales Energy Corp.	77,512	1,367,165
Trilogy Energy Corp.	28,200	841,951

		4,543,471

United States — 0.7%
Catamaran Corp.**	21,501	1,047,529

Total NORTH AMERICA		11,343,664

	Number of Shares	Market Value (Note A)

SOUTH AMERICA — 3.6%
Brazil — 1.6%
Anhanguera Educacional Participacoes SA	243,018	$1,422,374
Brasil Pharma SA	224,022	1,008,995

		2,431,369

Chile — 1.1%
SACI Falabella	151,988	1,645,377
Peru — 0.9%
Credicorp, Ltd.	10,916	1,396,811

Total SOUTH AMERICA		5,473,557

Total EQUITY SECURITIES (Cost $137,910,901)		150,911,906

TOTAL INVESTMENTS (COST $137,910,901)	97.6%	150,911,906
Other Assets In Excess Of Liabilities	2.4%	3,760,538

Net Assets	100.0%	$154,672,444

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$138,120,986

Gross Appreciation	$17,047,789
Gross Depreciation	(4,256,869)

Net Appreciation	$12,790,920

** Non-income producing security

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2013 (unaudited)

Regional Weightings*

Western Europe	46.8%
Japan	20.3%
Asia/Far East Ex-Japan	19.6%
North America	7.3%
South America	3.6%

Top Ten Holdings*

LyondellBasell Industries NV — A	2.1%
AIA Group, Ltd.	2.1%
Fibra Uno Administracion SA de CV — REIT	2.0%
Safran SA	1.8%
Partners Group Holding AG	1.7%
Telecity Group PLC	1.7%
Astellas Pharma, Inc.	1.7%
Seadrill, Ltd.	1.6%
Hulic Co., Ltd.	1.6%
Global Logistic Properties, Ltd.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2013.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2013 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.8%
Auto Components	0.8%
Biotechnology	0.5%
Building Products	0.9%
Capital Markets	2.6%
Chemicals	4.5%
Commercial Banks	3.4%
Commercial Services & Supplies	1.1%
Diversified Consumer Services	2.1%
Diversified Financial Services	2.0%
Diversified Telecommunications	1.2%
Electrical Equipment	2.6%
Electronic Equipment, Instruments & Components	4.1%
Energy Equipment & Services	3.7%
Food & Staples Retailing	4.6%
Food Products	4.0%
Gas Utilities	1.4%
Health Care Equipment & Supplies	3.6%
Health Care Providers & Services	1.7%
Health Care Technology	1.4%
Hotels, Restaurants & Leisure	3.2%

Industry	Percent of Net Assets
Household Durables	2.6%
Industrial Conglomerates	0.8%
Insurance	6.3%
Internet Software & Services	1.7%
Life Sciences Tools & Services	1.1%
Machinery	2.0%
Media	1.5%
Metals & Mining	1.9%
Multiline Retail	2.6%
Oil, Gas & Consumable Fuels	2.4%
Pharmaceuticals	6.4%
Professional Services	1.2%
Real Estate Investment Trusts	2.0%
Real Estate Management & Development	3.2%
Semiconductors & Semiconductor Equipment	2.3%
Software	2.3%
Textiles, Apparel & Luxury Goods	2.5%
Tobacco	1.6%
Trading Companies & Distributors	2.0%
Other Assets in Excess of Liabilities	2.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/13	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/97 - 06/30/13)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	15.17%	9.24%	2.60%	16.44%	13.73%
MSCI Emerging Markets Index[2]	3.23%	3.72%	–0.11%	14.02%	8.24%
MSCI Emerging Markets Growth Index[3]	7.17%	5.26%	–0.22%	12.89%	7.44%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 21 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 91.9%
FAR EAST — 52.5%
China — 17.1%
AIA Group, Ltd.	7,560,310	$32,020,962
Anton Oilfield Services Group	7,134,101	5,150,942
Biostime International Holdings, Ltd.	436,901	2,450,370
China Suntien Green Energy Corp., Ltd. — H	2,374,134	869,327
CIMC Enric Holdings, Ltd.	11,929,117	18,548,765
CITIC Securities Co., Ltd. — H	4,995,132	8,874,739
ENN Energy Holdings, Ltd.	2,241,708	11,951,267
Galaxy Entertainment Group, Ltd.**	2,470,000	12,101,521
Hengan International Group Co., Ltd.	1,093,337	11,911,601
HSBC Holdings PLC	1,560,800	16,350,462
Industrial & Commercial Bank of China, Ltd. — H	7,670,136	4,835,833
New Oriental Education & Technology Group, Inc. — SP ADR	738,890	16,366,414
Sands China, Ltd.	4,605,809	21,704,646
Techtronic Industries Co.	3,703,634	8,862,687
Tencent Holdings, Ltd.	691,600	27,125,240
Termbray Petro-King Oilfield Services, Ltd.**	6,019,053	3,957,836

		203,082,612

India — 10.0%
Ambuja Cements, Ltd.	1,723,607	5,419,537
HCL Technologies, Ltd.	1,008,168	13,165,139
HDFC Bank, Ltd.	1,601,377	18,041,597
ITC, Ltd.	2,439,535	13,315,325
Lupin, Ltd.	501,745	6,598,042
Oil & Natural Gas Corp., Ltd.**	2,085,450	11,619,562
Sun Pharmaceutical Industries, Ltd.	743,063	12,648,639
Tata Motors, Ltd.	1,416,458	6,705,084
Tech Mahindra, Ltd.	672,449	11,992,620
Ultratech Cement, Ltd.	185,722	5,866,221
Zee Entertainment Enterprises, Ltd.	3,503,175	13,915,431

		119,287,197

	Number of Shares	Market Value (Note A)

Taiwan — 7.4%
Delta Electronics, Inc.	736,000	$3,352,040
E.Sun Financial Holding Co., Ltd.	16,479,000	10,061,917
Ginko International Co., Ltd.	573,000	9,673,951
Hermes Microvision, Inc.	174,000	4,992,826
MediaTek, Inc.	1,058,000	12,302,326
Siliconware Precision Industries Co. — SP ADR	997,349	6,253,378
St. Shine Optical Co., Ltd.	288,000	7,485,636
Taiwan Mobile Co., Ltd.	1,731,000	6,844,066
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,474,284	27,008,883

		87,975,023

South Korea — 6.1%
Cheil Worldwide, Inc.**	198,844	4,283,142
Grand Korea Leisure Co., Ltd.	110,768	3,433,464
Kia Motors Corp.	374,547	20,366,331
Kolao Holdings	30,264	780,417
KT Skylife Co., Ltd.	73,461	2,425,007
Samsung Electronics Co., Ltd.	25,012	29,391,098
Samsung Life Insurance Co., Ltd.	77,234	7,303,771
Sung Kwang Bend Co., Ltd.	215,589	4,964,748

		72,947,978

Philippines — 3.2%
Ayala Land, Inc.	11,220,593	7,895,973
Bank of Philippine Islands	1,849,307	4,109,571
International Container Terminal Services, Inc.	2,830,393	5,700,097
Philippine Long Distance Telephone Co.	81,089	5,518,557
Puregold Price Club, Inc.	4,743,741	3,986,060
SM Prime Holdings, Inc.	14,622,583	5,517,317
Universal Robina Corp.	1,843,390	5,333,883

		38,061,458

Malaysia — 2.6%
IHH Healthcare BHD**	5,237,340	6,547,711
Malayan Banking BHD	4,351,461	14,323,530
Sapurakencana Petroleum BHD**	8,047,300	10,417,299

		31,288,540

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Indonesia — 1.8%
PT Jasa Marga Persero Tbk	6,967,008	$4,246,892
PT Perusahaan Gas Negara Persero Tbk	13,425,325	7,777,896
PT Telekomunikasi Indonesia Persero Tbk	7,954,661	9,016,618

		21,041,406

Thailand — 1.7%
Kasikornbank PCL — NVDR	2,219,289	13,667,071
VGI Global Media PCL — NVDR	1,609,721	6,176,263

		19,843,334

Singapore — 1.6%
Global Logistic Properties, Ltd.	9,038,000	19,609,073
Cambodia — 0.7%
NagaCorp, Ltd.	10,433,884	8,138,808
Vietnam — 0.3%
Masan Group Corp.**	766,850	3,218,564

Total FAR EAST		624,493,993

EUROPE — 13.9%
Russia — 6.3%
Eurasia Drilling Co., Ltd. — GDR	326,298	12,180,704
Magnit — SP GDR	477,847	27,332,848
MegaFon — GDR	295,421	9,231,906
NovaTek — SP GDR	106,574	12,735,593
Sberbank RF — SP ADR	1,126,516	12,831,017

		74,312,068

Netherlands — 2.7%
LyondellBasell Industries NV — A	230,387	15,265,443
Yandex NV**	621,167	17,162,844

		32,428,287

Turkey — 2.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	744,106	3,271,644
Ford Otomotiv Sanayi AS	387,903	5,349,831
Otokar Otomotiv Ve Savunma Sanayi AS	93,864	3,272,854
Turk Hava Yollari	3,151,473	12,254,911
Turk Traktor ve Ziraat Makineleri AS	99,133	3,495,123

		27,644,363

	Number of Shares	Market Value (Note A)

United Kingdom — 0.9%
BHP Billiton PLC	217,735	$5,570,212
Hikma Pharmaceuticals PLC	393,419	5,690,538

		11,260,750

Switzerland — 0.6%
Cie Financiere Richemont SA — A	81,656	7,222,867
Hungary — 0.6%
OTP Bank PLC	336,630	7,064,094
France — 0.5%
Sanofi	55,852	5,788,322

Total EUROPE		165,720,751

SOUTH AMERICA — 10.3%
Brazil — 6.4%
Brasil Insurance Participacoes e Administracao SA	931,037	9,150,354
BRF SA	368,200	7,955,239
Cyrela Brazil Realty SA Empreendimentos e Participacoes	690,800	4,745,990
Estacio Participacoes SA	1,313,500	9,500,925
Itau Unibanco Holding SA — Pref.	891,200	11,510,693
Kroton Educacional SA	438,781	6,074,325
Linx SA	139,551	2,335,283
Ultrapar Participacoes SA	600,600	14,338,388
Vale SA — Pref.	925,700	11,221,989

		76,833,186

Argentina — 1.3%
MercadoLibre, Inc.	139,186	14,998,683
Peru — 1.2%
Credicorp, Ltd.	86,350	11,049,346
Ferreycorp SAA	4,143,692	3,127,877

		14,177,223

Chile — 0.8%
SACI Falabella	874,220	9,464,049
Colombia — 0.6%
Cementos Argos SA — Pref.**	1,635,684	6,877,468

Total SOUTH AMERICA		122,350,609

NORTH AMERICA — 9.2%
Mexico — 6.9%
Cemex SAB de CV**	12,631,782	13,394,664
Corp Inmobiliaria Vesta SAB de CV	1,585,723	3,145,147
El Puerto de Liverpool SAB de CV	1,504,803	17,804,533

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Fibra Uno Administracion SA de CV — REIT	3,585,666	$12,040,357
Fomento Economico Mexicano SAB de CV — SP ADR	90,764	9,365,937
Grupo Aeroportuario del Centro Norte SAB de CV	918,789	3,013,597
Grupo Financiero Banorte SAB de CV — O	1,828,265	10,920,954
Infraestructura Energetica Nova SAB de CV**	3,375,204	12,214,079

		81,899,268

United States — 1.3%
Mead Johnson Nutrition Co.	124,828	9,890,122
Samsonite International SA	2,456,208	5,915,636

		15,805,758

Canada — 1.0%
Gran Tierra Energy, Inc.**	1,881,974	11,488,327

Total NORTH AMERICA		109,193,353

MIDDLE EAST — 3.9%
Qatar — 1.8%
Industries Qatar QSC	201,798	8,785,876
Qatar National Bank SAQ	279,583	12,210,877

		20,996,753

United Arab Emirates — 1.6%
Al Noor Hospitals Group PLC**	1,207,206	11,631,762
Emaar Properties PJSC	5,298,827	7,501,743

		19,133,505

Pakistan — 0.5%
Engro Foods, Ltd.**	4,270,802	6,042,219

Total MIDDLE EAST		46,172,477

AFRICA — 2.1%
South Africa — 2.1%
MTN Group, Ltd.	468,272	8,716,400
Naspers, Ltd.— N	124,807	9,216,859
Woolworths Holdings, Ltd.	1,093,637	7,126,030

		25,059,289

Total AFRICA		25,059,289

Total EQUITY SECURITIES (Cost $1,018,669,514)		1,092,990,472

	Number of Shares	Market Value (Note A)

EQUITY CERTIFICATES — 2.5%
MIDDLE EAST — 2.5%
Saudi Arabia — 2.5%
Etihad Etisalat Co.†	924,850	$19,605,513
Samba Financial Group†	825,314	10,871,412

		30,476,925

Total MIDDLE EAST		30,476,925

Total EQUITY CERTIFICATES (Cost $27,377,153)		30,476,925

TOTAL INVESTMENTS (COST $1,046,046,667)	94.4%	$1,123,467,397
Other Assets In Excess Of Liabilities	5.6%	66,196,264

Net Assets	100.0%	$1,189,663,661

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,050,404,262

Gross Appreciation	$106,581,485
Gross Depreciation	(33,518,350)

Net Appreciation	$73,063,135

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2013, the value of these restricted securities amounted to $30,476,925 or 2.5% of net assets.

Additional information on each restricted security is as follows (see Note A in Notes to Financial Statements):

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Etihad Etisalat Co.	MSCO	08/27/12 to 04/22/13	$17,086,743
Samba Financial Group	MSCO	03/26/13 to 06/03/13	$10,290,410

GDR — Global Depository Receipt

MSCO — Morgan Stanley

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

Regional Weightings*

Asia/Far East-Ex Japan	52.5%
South America	10.3%
North America	9.2%
Eastern Europe	9.2%
Middle East	6.4%
Western Europe	4.7%
Africa	2.1%

Top Ten Holdings*

AIA Group, Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.5%
Magnit — SP GDR	2.3%
Tencent Holdings, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	2.3%
Sands China, Ltd.	1.8%
Kia Motors Corp.	1.7%
Global Logistic Properties, Ltd.	1.6%
Etihad Etisalat Co.	1.6%
CIMC Enric Holdings, Ltd.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2013.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.3%
Airlines	1.0%
Automobiles	2.7%
Beverages	0.8%
Buliding Products	0.4%
Capital Markets	0.7%
Chemicals	1.3%
Commercial Banks	13.3%
Construction Materials	2.7%
Diversified Consumer Services	2.7%
Diversified Telecommunications	0.8%
Electronic Equipment, Instruments & Components	0.3%
Energy Equipment & Services	2.7%
Food & Staples Retailing	2.6%
Food Products	2.9%
Gas Utilities	2.7%
Health Care Equipment & Supplies	1.4%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	3.8%
Household Durables	1.1%
Industrial Conglomerates	0.7%

Industry	Percent of Net Assets
Insurance	4.1%
Internet Software & Services	5.0%
IT Services	2.1%
Machinery	2.4%
Media	3.0%
Metals & Mining	1.4%
Multiline Retail	2.9%
Oil, Gas & Consumable Fuels	4.3%
Personal Products	1.0%
Pharmaceuticals	2.6%
Real Estate Investment Trusts	1.0%
Real Estate Management & Development	3.7%
Semiconductors & Semiconductor Equipment	6.7%
Software	0.2%
Specialty Retail	0.1%
Textiles, Apparel & Luxury Goods	1.1%
Tobacco	1.1%
Transportation Infrastructure	1.1%
Wireless Telecommunication Services	4.2%
Other Assets in Excess of Liabilities	5.6%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/13	1 Year	Since Inception (08/22/11 - 06/30/13)	3 Years	Since Inception (12/01/08 - 06/30/13)
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	28.54%	11.40%	12.36%	22.33%
MSCI Emerging Markets Small Cap Index[2]	10.22%	1.11%	4.02%	23.85%
MSCI Emerging Markets Index[3]	3.23%	1.19%	3.72%	16.62%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index (MSCI Emerging Markets Small Cap Index) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in 21 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization weighted index designed to measure equity market performance in 21 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 79.0%
FAR EAST — 47.6%
China — 16.8%
Ajisen China Holdings, Ltd.	1,530,000	$1,197,401
Anton Oilfield Services Group	2,652,000	1,914,789
Biostime International Holdings, Ltd.	251,000	1,407,740
Bonjour Holdings, Ltd.	14,834,000	2,715,851
China Hongqiao Group, Ltd.	2,894,000	1,455,199
China Suntien Green Energy Corp., Ltd. — H	5,013,394	1,835,733
CIMC Enric Holdings, Ltd.	1,892,000	2,941,900
Haitian International Holdings, Ltd.	1,302,000	1,903,634
Hilong Holding, Ltd.	3,738,808	2,198,150
LightInTheBox Holding Co., Ltd. — ADR**	65,702	884,349
New Oriental Education & Technology Group, Inc. — SP ADR	89,153	1,974,739
Prince Frog International Holdings, Ltd.	3,015,000	2,083,586
Termbray Petro-King Oilfield Services, Ltd.**	4,072,000	2,677,548
Tiangong International Co., Ltd.	4,042,000	1,000,592
Wison Engineering Services Co., Ltd.**	2,220,000	1,030,421

		27,221,632

Malaysia — 6.1%
Dialog Group BHD	902,900	805,880
Guinness Anchor BHD	114,123	688,458
KPJ Healthcare BHD	1,205,400	2,613,385
Oldtown BHD	2,587,200	2,251,875
Top Glove Corp. BHD	1,183,000	2,336,420
UEM Sunrise BHD	1,188,894	1,174,030

		9,870,048

Thailand — 4.8%
Amata Corp. PCL — NVDR	3,161,600	1,855,267
Beauty Community PCL — NVDR	4,429,800	3,556,409
Robinson Department Store PCL — NVDR	409,200	804,811
VGI Global Media PCL — NVDR	391,618	1,502,581

		7,719,068

Philippines — 4.4%
East West Banking Corp.**	1,708,503	1,180,528
GT Capital Holdings, Inc.	44,993	827,996
Metro Pacific Investments Corp.	6,543,200	799,724

	Number of Shares	Market Value (Note A)

Pepsi-Cola Products Philippines, Inc.	8,208,200	$1,088,727
Philippine Seven Corp.	245,479	517,097
Security Bank Corp.	392,080	1,372,280
Vista Land & Lifescapes, Inc.	9,652,300	1,255,693

		7,042,045

Sri Lanka — 3.6%
Commercial Bank of Ceylon PLC	1,689,221	1,493,613
Hatton National Bank PLC	1,695,335	2,094,467
John Keells Holdings PLC	1,134,433	2,187,959

		5,776,039

Taiwan — 3.6%
Chailease Holding Co., Ltd.	572,000	1,351,227
Cleanaway Co., Ltd.	87,000	664,743
Ginko International Co., Ltd.	51,000	861,032
Hermes Microvision, Inc.	58,000	1,664,275
St. Shine Optical Co., Ltd.	47,000	1,221,614

		5,762,891

Indonesia — 3.2%
PT Bumi Serpong Damai Tbk	6,567,793	1,191,136
PT Express Transindo Utama Tbk**	5,079,000	690,846
PT Kawasan Industri Jababeka Tbk	20,257,500	724,576
PT Malindo Feedmill Tbk	5,109,095	1,878,912
PT Tempo Scan Pacific Tbk	1,701,000	711,249

		5,196,719

Singapore — 1.9%
Ezion Holdings, Ltd.	492,000	822,912
First REIT	1,042,000	998,840
Religare Health Trust	1,776,000	1,191,006

		3,012,758

Cambodia — 1.3%
NagaCorp, Ltd.	2,704,892	2,109,914
South Korea — 1.0%
Kolao Holdings	64,526	1,663,930
Vietnam — 0.9%
Masan Group Corp.**	339,410	1,424,546
Military Commercial Joint Stock Bank	65,690	40,892

		1,465,438

Total FAR EAST		76,840,482

NORTH AMERICA — 7.2%
Mexico — 4.7%
Alsea SAB de CV	599,300	1,420,843
Asesor de Activos Prisma SAPI de CV — REIT	988,000	1,452,554

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Banregio Grupo Financiero SAB de CV	184,260	$973,386
Fibra Uno Administracion SA de CV — REIT	333,900	1,121,207
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	45,963	1,203,311
TF Administradora Industrial S de RL de CV — REIT	690,000	1,438,315

		7,609,616

Canada — 2.5%
Africa Oil Corp.**	322,102	2,161,404
Gran Tierra Energy, Inc.**	312,236	1,876,538

		4,037,942

Total NORTH AMERICA		11,647,558

MIDDLE EAST — 7.1%
Pakistan — 3.5%
Engro Foods, Ltd.**	1,071,297	1,515,643
HUB Power Co.	1,509,500	935,283
Lucky Cement, Ltd.	955,417	2,013,769
PAK Suzuki Motor Co., Ltd.	302,500	452,139
United Bank, Ltd.	721,000	779,550

		5,696,384

United Arab Emirates — 2.0%
Al Noor Hospitals Group PLC**	173,121	1,668,068
Aldar Properties PJSC	2,707,467	1,577,452

		3,245,520

Qatar — 0.9%
Gulf International Services OSC	127,794	1,462,057
Egypt — 0.7%
Juhayna Food Industries	811,850	1,071,001

Total MIDDLE EAST		11,474,962

SOUTH AMERICA — 6.5%
Brazil — 4.9%
All America Latina Logistica SA	135,400	575,254
Alpargatas SA — Pref.	107,600	686,680
Brasil Insurance Participacoes e Administracao SA	89,800	882,566
Kroton Educacional SA	220,400	3,051,138
Linx SA	114,541	1,916,759
Mills Estruturas e Servicos de Engenharia SA	60,500	819,916

		7,932,313

Chile — 1.0%
Forus SA	276,136	1,574,038

	Number of Shares	Market Value (Note A)

Peru — 0.6%
Alicorp SAA	181,725	$610,758
Ferreycorp SAA	516,738	390,061

		1,000,819

Total SOUTH AMERICA		10,507,170

EUROPE — 6.4%
Turkey — 3.1%
Anadolu Hayat Emeklilik AS	602,060	1,329,795
Bizim Toptan Satis Magazalari AS	73,534	1,197,163
Otokar Otomotiv Ve Savunma Sanayi AS	25,649	894,331
Tofas Turk Otomobil Fabrikasi AS	130,915	817,922
Turkiye Sise Ve Cam Fabrikalari AS	562,000	786,748

		5,025,959

Norway — 1.5%
DNO International ASA**	1,357,111	2,479,925
Austria — 0.7%
C.A.T. oil AG	71,224	1,090,248
Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan — GDR	125,008	922,559
United Kingdom — 0.5%
Ophir Energy PLC**	138,185	750,320

Total EUROPE		10,269,011

AFRICA — 4.2%
Nigeria — 2.9%
Guaranty Trust Bank PLC	8,462,772	1,265,276
Guinness Nigeria PLC	548,613	847,476
Nestle Nigeria PLC	127,530	753,269
Unilever Nigeria PLC	1,372,681	489,851
Zenith Bank PLC	11,122,363	1,354,967

		4,710,839

Kenya — 1.3%
Safaricom, Ltd.	28,050,000	2,141,346

Total AFRICA		6,852,185

Total EQUITY SECURITIES (Cost $117,034,223)		127,591,368

EQUITY CERTIFICATES — 14.8%
FAR EAST — 8.7%
India — 8.7%
Cummins India, Ltd.†	101,120	775,608
Eicher Motors, Ltd.†	13,214	728,666
Emami, Ltd.†	231,657	1,872,358
Ipca Laboratories, Ltd.†	150,139	1,655,382
Jain Irrigation Systems, Ltd.†	1,578,118	1,380,936

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Kaveri Seed Co., Ltd.†	65,751	$1,756,218
Mahindra & Mahindra Financial Services, Ltd.†	623,982	2,741,636
Shree Cement, Ltd.†	13,785	1,082,665
Yes Bank, Ltd.†	253,412	1,966,315

		13,959,784

Total FAR EAST		13,959,784

MIDDLE EAST — 6.1%
Saudi Arabia — 6.1%
Al Mouwasat Medical Services†	86,056	1,571,851
Bank Al-Jazira†**	328,042	2,283,020
Emaar Economic City†**	859,418	2,291,629
Fawaz Abdulaziz Alhokair & Co.†	40,015	1,675,183
Herfy Food Services Co., Ltd.†	65,910	2,091,405

		9,913,088

Total MIDDLE EAST		9,913,088

Total EQUITY CERTIFICATES (Cost $23,270,905)		23,872,872

PURCHASED CALL OPTIONS — 0.1%
CurrencyShares Japanese Yen Trust, Exercise Price: $105.00, Expiration Date July, 2013**	5,000	65,000
iShares FTSE China 25 Index Fund, Exercise Price: $36.00, Expiration Date July, 2013**	6,815	27,260

Total PURCHASED CALL OPTIONS (Premiums paid $441,872)		92,260

PURCHASED PUT OPTIONS — 1.1%
iShares MSCI Emerging Markets Index Fund, Exercise Price: $35.00, Expiration Date July, 2013**	2,140	36,380
iShares MSCI Emerging Markets Index Fund, Exercise Price: $38.00, Expiration Date July, 2013**	5,000	350,000

Industrial Select Sector SPDR Fund, Exercise Price: $41.00, Expiration Date July, 2013**	7,225	144,500
Industrial Select Sector SPDR Fund, Exercise Price: $42.00, Expiration Date July, 2013**	5,775	236,775

	Number of Shares	Market Value (Note A)

Materials Select Sector SPDR Trust Fund, Exercise Price: $38.00, Expiration Date July, 2013**	5,765	$276,720
Energy Select Sector SPDR Fund, Exercise Price: $76.00, Expiration Date July, 2013**	5,500	308,000
Energy Select Sector SPDR Fund, Exercise Price: $78.00, Expiration Date July, 2013**	4,125	499,125

Total PURCHASED PUT OPTIONS (Premiums paid $2,887,053)		1,851,500

TOTAL INVESTMENTS (COST $143,634,053)	95.0%	$153,408,000
Other Assets In Excess Of Liabilities	5.0%	8,130,248

Net Assets	100.0%	$161,538,248

WRITTEN PUT OPTIONS — (0.1%)
Energy Select Sector SPDR Fund, Exercise Price: $75.00, Expiration Date July, 2013**	(5,500)	(231,000)

Total WRITTEN PUT OPTIONS (Premiums received $395,786)		(231,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$144,519,248

Gross Appreciation	$16,280,586
Gross Depreciation	(7,391,834)

Net Appreciation	$8,888,752

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2013, the value of these restricted securities amounted to $23,872,872 or 14.8% of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

Additional information on each restricted security is as follows (see Note A in Notes to Financial Statements):

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Al Mouwasat Medical Services	MLCO	03/11/13 to 05/28/13	$1,573,201
Bank Al-Jazira	MSCO	02/19/13 to 06/04/13	$2,405,233
Cummins India, Ltd	MLCO	09/28/12 to 06/06/13	$943,390
Eicher Motors, Ltd.	MLCO	04/29/13 to 05/02/13	$735,545
Emaar Economic City	MSCO	05/29/13 to 06/17/13	$2,248,970
Emami, Ltd.	MLCO	02/13/13 to 06/25/13	$1,766,596
Fawaz Abdulaziz Alhokair & Co.	MLCO	10/09/12 to 05/08/13	$1,185,636
Herfy Food Services Co., Ltd.	MSCO	09/11/12 to 05/22/13	$1,780,294
Ipca Laboratories, Ltd.	MLCO	03/04/13 to 04/26/13	$1,399,901

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Jain Irrigation Systems, Ltd	MLCO	04/02/13 to 05/16/13	$1,832,897
Kaveri Seed Co., Ltd.	MLCO	10/05/12 to 06/04/13	$1,558,743
Mahindra & Mahindra Financial Services, Ltd.	MLCO	04/23/13 to 06/19/13	$2,717,954
Shree Cement, Ltd.	MLCO	05/03/13 to 06/07/13	$1,200,464
Yes Bank, Ltd.	MLCO	01/28/11 to 06/26/13	$1,922,081

ADR — American Depository Receipt

GDR — Global Depository Receipt

MLCO — Merrill Lynch & Co., Inc.

MSCO — Morgan Stanley

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	56.3%
Middle East	13.2%
North America	7.2%
South America	6.5%
Africa	4.2%
Eastern Europe	3.7%
Western Europe	2.7%

Top Ten Holdings(b)

Beauty Community PCL — NVDR	2.2%
Kroton Educacional SA	1.9%
CIMC Enric Holdings, Ltd.	1.8%
Mahindra & Mahindra Financial Services, Ltd.	1.7%
Bonjour Holdings, Ltd.	1.7%
Termbray Petro-King Oilfield Services, Ltd.	1.7%
KPJ Healthcare BHD	1.6%
DNO International ASA	1.5%
Top Glove Corp. BHD	1.4%
Emaar Economic City	1.4%

(a)	All percentages are stated as a percent of net assets at June 30, 2013.

(b)	Excludes purchased options.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

Industry	Percent of Net Assets
Automobiles	0.8%
Beverages	1.6%
Commercial Banks	9.7%
Commercial Services & Supplies	0.4%
Construction & Engineering	0.5%
Construction Materials	1.9%
Consumer Finance	1.7%
Diversified Consumer Services	3.1%
Diversified Financial Services	1.9%
Energy Equipment & Services	6.9%
Food & Staples Retailing	1.1%
Food Products	7.9%
Health Care Equipment & Supplies	2.7%
Health Care Providers & Services	3.6%
Hotels, Restaurants & Leisure	4.2%
Household Products	0.3%
Independent Power Produce	0.6%
Industrial Conglomerates	1.9%
Insurance	1.4%
Internet & Catalog Retail	0.6%

Industry	Percent of Net Assets
Machinery	5.6%
Media	0.9%
Metals & Mining	1.5%
Multiline Retail	0.5%
Oil, Gas & Consumable Fuels	5.6%
Other	1.2%
Personal Products	2.5%
Pharmaceuticals	1.5%
Real Estate Investment Trusts	3.8%
Real Estate Management & Development	6.2%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	1.0%
Software	1.2%
Specialty Retail	6.0%
Textiles, Apparel & Luxury Goods	1.4%
Trading Companies & Distributors	0.5%
Transportation Infrastructure	0.7%
Wireless Telecommunication Services	1.3%
Other Assets in Excess of Liabilities	5.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/13	1 Year	3 Years	5 Years	Since Inception (09/17/07 - 06/30/13)	10 Years	Since Inception (08/1/02 - 06/30/13)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	21.37%	12.50%	2.07%	3.02%	17.10%	17.69%
MSCI AC World ex USA Small Cap Growth Index[2]	14.12%	9.43%	1.49%	–0.43%	10.68%	10.63%

[1]

The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a market capitalization-weighted index designed to measure equity performance in 44 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

In 2012, the Morgan Stanley Capital International World ex USA Small Cap Index (MSCI World ex USA Small Cap Index) was removed as a benchmark for the Fund as it is less representative of the Fund’s investment universe. The MSCI All Country World ex USA Small Cap Growth Index includes the emerging markets, which the Fund invests in, whereas the MSCI World ex USA Small Cap Index does not.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 99.2%
FAR EAST — 47.2%
Japan — 26.9%
Anritsu Corp.	198,546	$2,352,204
Avex Group Holdings, Inc.	82,200	2,589,988
Calbee, Inc.	26,919	2,554,021
Century Tokyo Leasing Corp.	117,700	3,064,140
Disco Corp.	42,570	2,940,154
GLP J — REIT	2,141	2,093,940
Hulic Co., Ltd.	343,383	3,683,802
Izumi Co., Ltd.	107,200	2,895,632
J Trust Co., Ltd.	91,700	1,697,532
M3, Inc.	791	1,776,919
MISUMI Group, Inc.	109,317	3,005,722
Modec, Inc.	35,946	1,048,878
MonotaRO Co., Ltd.	69,013	1,681,835
NTN Corp.**	831,000	2,563,884
Santen Pharmaceutical Co., Ltd.	27,900	1,201,180
Sawai Pharmaceutical Co., Ltd.	19,700	2,353,751
SCSK Corp.	142,023	2,735,067
Seven Bank, Ltd.	865,400	3,141,198
Shinko Electric Industries Co., Ltd.	99,900	1,170,436
Sumitomo Real Estate Sales Co., Ltd.	43,969	2,442,722
Taiyo Yuden Co., Ltd.	142,982	2,178,320
Takashimaya Co., Ltd.	208,200	2,109,710
Takeuchi Manufacturing Co., Ltd.	46,253	825,447
Tokai Tokyo Financial Holdings, Inc.	176,800	1,205,049
Tokyo Seimitsu Co., Ltd.	71,408	1,590,444
Tokyo Tatemono Co., Ltd.	442,621	3,686,277
United Arrows, Ltd.	52,416	2,190,606
Wacom Co., Ltd.	221,200	2,437,705
Zenkoku Hosho Co., Ltd.	51,755	1,648,980

		64,865,543

China — 6.0%
Biostime International Holdings, Ltd.	403,781	2,264,616
China Wireless Technologies, Ltd.	3,344,577	1,267,792
Haier Electronics Group Co., Ltd.	1,539,430	2,453,227
Hilong Holding, Ltd.	5,144,869	3,024,813
Prince Frog International Holdings, Ltd.	2,749,298	1,899,967
SA SA International Holdings, Ltd.	1,168,000	1,159,559
Techtronic Industries Co.	1,006,490	2,408,501

		14,478,475

	Number of Shares	Market Value (Note A)

Malaysia — 3.7%
Dialog Group BHD	2,668,400	$2,381,671
KPJ Healthcare BHD	867,474	1,880,740
Top Glove Corp. BHD	1,199,453	2,368,915
UEM Sunrise BHD	2,355,100	2,325,657

		8,956,983

Singapore — 3.4%
Ezion Holdings, Ltd.	1,005,000	1,680,947
M1, Ltd.	806,114	1,914,322
Mapletree Commercial Trust — REIT	2,534,885	2,369,892
Mapletree Industrial Trust — REIT	2,191,000	2,281,751

		8,246,912

South Korea — 3.0%
Grand Korea Leisure Co., Ltd.	63,861	1,979,492
Kolao Holdings	100,853	2,600,692
KT Skylife Co., Ltd.	80,125	2,644,991

		7,225,175

Philippines — 1.8%
East West Banking Corp.**	2,019,574	1,395,470
GT Capital Holdings, Inc.	73,742	1,357,058
Vista Land & Lifescapes, Inc.	12,329,474	1,603,973

		4,356,501

Australia — 1.8%
carsales.com, Ltd.	332,837	2,870,464
M2 Telecommunications Group, Ltd.	251,634	1,346,276

		4,216,740

Indonesia — 0.6%
PT Malindo Feedmill Tbk	3,947,088	1,451,574

Total FAR EAST		113,797,903

EUROPE — 41.6%
United Kingdom — 17.4%
ASOS PLC**	46,577	2,865,547
Aveva Group PLC	46,115	1,580,934
Barratt Developments PLC**	522,547	2,460,616
Booker Group PLC	1,540,819	2,847,380
Britvic PLC	156,330	1,219,768
Dixons Retail PLC**	4,358,724	2,724,037
Domino’s Pizza UK & IRL PLC	250,088	2,550,405
Essentra PLC	250,696	2,674,808
eSure Group PLC**	446,754	2,207,678
Great Portland Estates PLC — REIT	299,367	2,420,052
Halma PLC	327,322	2,506,641
IG Group Holdings PLC	270,243	2,383,965
Ocado Group PLC**	291,856	1,324,157

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Phoenix Group Holdings	248,787	$2,406,591
Rightmove PLC	65,364	2,071,829
Spirax-Sarco Engineering PLC	61,584	2,516,825
SuperGroup PLC**	109,101	1,190,606
Telecity Group PLC	265,232	4,090,547

		42,042,386

Germany — 11.3%
Duerr AG	38,378	2,315,638
Freenet AG	116,953	2,554,436
GAGFAH SA**	205,479	2,537,128
Gerresheimer AG	41,053	2,377,917
KUKA AG	55,079	2,328,953
Leoni AG	27,662	1,377,411
Norma Group SE	67,030	2,429,015
Sky Deutschland AG**	401,907	2,798,795
TAG Immobilien AG	214,295	2,337,759
Wincor Nixdorf AG	58,526	3,173,656
Wirecard AG	109,529	2,981,089

		27,211,797

Italy — 3.5%
Banca Generali SpA	109,713	2,364,885
Brembo SpA	140,102	2,500,193
Yoox SpA**	162,853	3,499,731

		8,364,809

Switzerland — 3.4%
DKSH Holding, Ltd.	22,136	1,820,937
GAM Holding AG	78,077	1,198,578
Tecan Group AG	27,386	2,531,150
Temenos Group AG	107,048	2,617,976

		8,168,641

Sweden — 2.3%
Axis Communications AB	92,000	2,274,586
Intrum Justitia AB	156,622	3,211,334

		5,485,920

Norway — 1.1%
Opera Software ASA	338,151	2,616,428
Netherlands — 1.1%
AerCap Holdings NV**	147,300	2,571,858
France — 1.0%
Ingenico SA	37,020	2,467,165
Ireland — 0.5%
Henderson Group PLC	539,723	1,203,434

Total EUROPE		100,132,438

NORTH AMERICA — 8.4%
Canada — 6.5%
Cineplex, Inc.	113,150	3,967,834
Constellation Software, Inc.	19,112	2,635,010
Element Financial Corp.**	236,342	2,689,944

	Number of Shares	Market Value (Note A)

Open Text Corp.	34,437	$2,354,303
Secure Energy Services, Inc.	207,290	2,656,907
ShawCor, Ltd.	31,530	1,245,970

		15,549,968

United States — 1.0%
Samsonite International SA	1,021,225	2,459,562
Mexico — 0.9%
Mexico Real Estate Management SA de CV — REIT	1,027,207	2,219,711

Total NORTH AMERICA		20,229,241

SOUTH AMERICA — 2.0%
Brazil — 2.0%
Arezzo Industria e Comercio SA	59,854	917,385
Brasil Insurance Participacoes e Administracao SA	114,900	1,129,252
Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,000	989,320
Mills Estruturas e Servicos de Engenharia SA	137,359	1,861,535

		4,897,492

Total SOUTH AMERICA		4,897,492

Total EQUITY SECURITIES (Cost $222,820,241)		239,057,074

TOTAL INVESTMENTS (COST $222,820,241)	99.2%	$239,057,074
Other Assets In Excess Of Liabilities	0.8%	1,955,727

Net Assets	100.0%	$241,012,801

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$225,453,245

Gross Appreciation	$22,569,784
Gross Depreciation	(8,965,955)

Net Appreciation	$13,603,829

**	Non-income producing security

REIT — Real Estate Investment Trust

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

Regional Weightings*

Western Europe	41.6%
Japan	26.9%
Asia/Far East Ex-Japan	20.3%
North America	8.4%
South America	2.0%

Top Ten Holdings*

Telecity Group PLC	1.7%
Cineplex, Inc.	1.6%
Tokyo Tatemono Co., Ltd.	1.5%
Hulic Co., Ltd.	1.5%
Yoox SpA	1.5%
Intrum Justitia AB	1.3%
Wincor Nixdorf AG	1.3%
Seven Bank, Ltd.	1.3%
Century Tokyo Leasing Corp.	1.3%
Hilong Holding, Ltd.	1.3%

*	All percentages are stated as a percent of net assets at June 30, 2013.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

Industry	Percent of Net Assets
Auto Components	1.6%
Beverages	0.5%
Capital Markets	2.5%
Chemicals	1.1%
Commercial Banks	1.9%
Commercial Services & Supplies	1.3%
Communications Equipment	1.5%
Computers & Peripherals	2.3%
Construction & Engineering	1.0%
Consumer Finance	0.7%
Diverdified Financial Services	4.6%
Diverdified Telecommunications	0.6%
Electronic Equipment, Instruments & Components	3.9%
Energy Equipment & Services	4.0%
Food & Staples Retailing	1.2%
Food Products	2.6%
Health Care Equipment & Supplies	1.0%
Health Care Providers & Services	0.8%
Health Care Technology	0.7%
Hotels, Restaurants & Leisure	1.9%
Household Durables	3.4%

Industry	Percent of Net Assets
Insurance	2.4%
Internet & Catalog Retail	3.2%
Internet Software & Services	4.0%
IT Services	2.4%
Life Sciences Tools & Services	2.0%
Machinery	5.4%
Media	5.8%
Multiline Retail	2.1%
Personal Products	0.8%
Pharmaceuticals	1.5%
Professional Services	0.8%
Real Estate Investment Trusts	4.7%
Real Estate Management & Development	7.7%
Semiconductors & Semiconductor Equipment	2.4%
Software	3.8%
Specialty Retail	4.1%
Textiles, Apparel & Luxury Goods	1.4%
Trading Companies & Distributors	3.8%
Wireless Telecommunication Services	1.8%
Other Assets in Excess of Liabilities	0.8%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since May 1, 2008 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/13	1 Year	3 Years	5 Years	Since Inception (05/01/08 - 06/30/13)
Driehaus Global Growth Fund (DRGGX)[1]	6.57%	7.42%	–2.20%	–3.09%
MSCI AC World Growth Index[2]	15.86%	13.44%	2.65%	1.77%

[1]	The returns for the periods prior to September 1, 2009, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World Growth Index (MSCI AC World Growth Index) is a subset of the MSCI All Country World Index (MSCI ACWI) and includes only the MSCI ACWI stocks which are categorized as growth stocks. The MSCI ACWI is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 98.7%
NORTH AMERICA — 54.5%
United States — 50.7%
Alexion Pharmaceuticals, Inc.**	1,811	$167,047
Allergan, Inc.	2,359	198,722
Amazon.com, Inc.**	2,074	575,929
Apple Inc.	864	342,213
Berry Plastics Group, Inc.**	19,303	426,017
Biogen Idec, Inc.**	2,678	576,306
BioMarin Pharmaceutical, Inc.**	8,629	481,412
Catamaran Corp.**	7,495	365,156
Cerner Corp.**	3,170	304,605
Concho Resources, Inc.**	5,064	423,958
Constellation Brands, Inc. — A**	7,193	374,899
Costco Wholesale Corp.	3,210	354,930
Equinix, Inc.**	2,743	506,687
Facebook, Inc. — A**	9,261	230,229
Gilead Sciences, Inc.**	8,304	425,248
GNC Holdings, Inc. — A	11,833	523,137
Google, Inc. — A**	712	626,823
Halliburton Co.	8,168	340,769
Hertz Global Holdings, Inc.**	13,803	342,314
LinkedIn Corp. — A**	2,545	453,774
Marathon Petroleum Corp.	5,788	411,295
Mead Johnson Nutrition Co.	4,880	386,642
Medivation, Inc.**	8,897	437,732
Mondelez International, Inc. — A	11,457	326,868
Morgan Stanley	16,970	414,577
MRC Global, Inc.**	19,750	545,495
National Oilwell Varco, Inc.	3,425	235,983
Polaris Industries, Inc.	2,897	275,215
priceline.com, Inc.**	534	441,687
Qualcomm, Inc.	5,625	343,575
Roper Industries, Inc.	2,773	344,462
Ross Stores, Inc.	6,072	393,526
Ruckus Wireless, Inc.**	15,695	201,053
Salesforce.com, Inc.**	11,192	427,311
Starbucks Corp.	7,746	507,286
Synageva BioPharma Corp.**	5,944	249,648
The Home Depot, Inc.	7,779	602,639
Valero Energy Corp.	19,597	681,388
Visa, Inc. — A	2,885	527,234
Whirlpool Corp.	3,014	344,681
Whole Foods Market, Inc.	4,691	241,493
WW Grainger, Inc.	2,024	510,412
Yum! Brands, Inc.	5,275	365,769

		17,256,146

Mexico — 3.8%
Bolsa Mexicana de Valores SAB de CV	106,100	263,828
Fibra Uno Administracion SA de CV — REIT	204,892	688,010

	Number of Shares	Market Value (Note A)

Genomma Lab Internacional SAB de CV — B**	161,430	$318,812

		1,270,650

Total NORTH AMERICA		18,526,796

FAR EAST — 22.1%
Japan — 10.0%
Astellas Pharma, Inc.	3,094	168,145
Denso Corp.	5,636	265,093
Hulic Co., Ltd.	42,934	460,595
Japan Tobacco, Inc.	12,720	449,522
JTEKT Corp.	30,592	344,229
M3, Inc.	157	352,688
MonotaRO Co., Ltd.	13,712	334,159
Rinnai Corp.	2,469	175,753
Sugi Holdings Co., Ltd.	10,231	388,898
Tokio Marine Holdings, Inc.	14,775	468,516

		3,407,598

China — 5.4%
AIA Group, Ltd.	180,008	762,406
Michael Kors Holdings, Ltd.**	2,896	179,610
New Oriental Education & Technology Group, Inc. — SP ADR	17,487	387,337
Sands China, Ltd.	108,031	509,091

		1,838,444

Philippines — 1.4%
Puregold Price Club, Inc.	574,617	482,838
Indonesia — 1.4%
PT Perusahaan Gas Negara Persero Tbk	789,019	457,114
Singapore — 1.1%
Global Logistic Properties, Ltd.	170,655	370,257
Thailand — 1.0%
Minor International PCL — NVDR	442,398	353,747
South Korea — 1.0%
Samsung Electronics Co., Ltd.	274	321,972
Malaysia — 0.8%
Astro Malaysia Holdings BHD	299,068	286,810

Total FAR EAST		7,518,780

EUROPE — 19.5%
Switzerland — 4.1%
Cie Financiere Richemont SA — A	3,075	271,999
Glencore Xstrata PLC	92,884	384,474
Partners Group Holding AG	1,491	403,709
Temenos Group AG	13,358	326,684

		1,386,866

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Netherlands — 3.3%
LyondellBasell Industries NV — A	11,283	$747,612
Sensata Technologies Holding NV**	10,666	372,243

		1,119,855

Norway — 3.1%
Seadrill, Ltd.	13,959	563,475
Telenor ASA	24,707	489,719

		1,053,194

United Kingdom — 3.0%
African Minerals, Ltd.**	74,868	215,786
St. James’s Place PLC	40,196	330,137
Subsea 7 SA	10,520	184,444
Telecity Group PLC	18,435	284,314

		1,014,681

Ireland — 2.6%
Eaton Corp. PLC	7,869	517,859
Experian PLC	22,032	383,017

		900,876

France — 2.4%
Edenred	5,553	169,859
Safran SA	12,694	662,987

		832,846

Denmark — 1.0%
Danske Bank AS**	19,162	327,721

Total EUROPE		6,636,039

	Number of Shares	Market Value (Note A)
SOUTH AMERICA — 2.6%
Brazil — 1.7%
Anhanguera Educacional Participacoes SA	54,746	$320,426
Brasil Pharma SA	59,287	267,029

		587,455

Peru — 0.9%
Credicorp, Ltd.	2,436	311,711

Total SOUTH AMERICA		899,166

Total EQUITY SECURITIES (Cost $30,400,926)		33,580,781

TOTAL INVESTMENTS (COST $30,400,926)	98.7%	$33,580,781
Other Assets In Excess Of Liabilities	1.3%	437,026

Net Assets	100.0%	$34,017,807

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$30,487,821

Gross Appreciation	$4,123,402
Gross Depreciation	(1,030,442)

Net Appreciation	$3,092,960

**	Non-income producing security

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

Regional Weightings*

North America	54.5%
Western Europe	19.5%
Asia/Far East Ex-Japan	12.1%
Japan	10.0%
South America	2.6%

Top Ten Holdings*

AIA Group, Ltd.	2.2%
LyondellBasell Industries NV — A	2.2%
Fibra Uno Administracion SA de CV — REIT	2.0%
Valero Energy Corp.	2.0%
Safran SA	1.9%
Google, Inc. — A	1.8%
The Home Depot, Inc.	1.8%
Biogen Idec, Inc.	1.7%
Amazon.com, Inc.	1.7%
Seadrill, Ltd.	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2013.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.9%
Auto Components	0.8%
Beverages	1.1%
Biotechnology	6.9%
Capital Markets	2.4%
Chemicals	2.2%
Commercial Banks	1.9%
Commercial Services & Supplies	0.5%
Communications Equipment	1.6%
Computers & Peripherals	1.0%
Containers & Packaging	1.3%
Diversified Consumer Services	2.1%
Diversified Financial Services	0.8%
Diversified Telecommunication Services	1.4%
Electrical Equipment	3.6%
Energy Equipment & Services	3.9%
Food & Staples Retailing	5.1%
Food Products	2.1%
Gas Utilities	1.4%
Health Care Providers & Services	1.1%
Health Care Technology	1.9%
Hotels, Restaurants & Leisure	5.1%
Household Durables.	1.5%

Industry	Percent of Net Assets
Insurance	4.6%
Internet & Catalog Retail	3.0%
Internet Software & Services	6.2%
IT Services	1.6%
Leisure Equipment & Products	0.8%
Machinery	1.0%
Media	0.8%
Metals & Mining	1.8%
Oil, Gas & Consumable Fuels	4.4%
Pharmaceuticals	2.0%
Professional Services	1.1%
Real Estate Investment Trusts	2.0%
Real Estate Management & Development	2.4%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Software	2.2%
Specialty Retail	4.5%
Textiles, Apparel & Luxury Goods	1.3%
Tobacco	1.3%
Trading Companies & Distributors	4.1%
Other Assets in Excess of Liabilities	1.3%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 1999, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/13	1 Year	3 Years	Since Inception (04/27/09 - 06/30/13)	5 Years	10 Years	Since Inception (01/01/99 - 06/30/13)
Driehaus Mid Cap Growth Fund (DRMGX)[1]	17.97%	17.17%	17.95%	–2.09%	10.95%	8.80%
Russell Midcap® Growth Index[2]	22.88%	19.53%	20.96%	7.61%	9.94%	6.13%

[1]

The Driehaus Mid Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Institutional Mid Cap, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1986, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Mid Cap Investors, L.P. on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index. Source: Russell Indices

Driehaus Mid Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 98.9%
CONSUMER DISCRETIONARY — 27.7%
Specialty Retail — 7.9%
Conn’s, Inc.**	16,535	$855,852
GNC Holdings, Inc. — A	13,225	584,677
Restoration Hardware Holdings, Inc.**	9,087	681,525

		2,122,054

Hotels, Restaurants & Leisure — 7.3%
Bloomin’ Brands, Inc.**	18,531	461,051
Chipotle Mexican Grill, Inc. — A**	2,194	799,384
Domino’s Pizza, Inc.	4,676	271,909
Krispy Kreme Doughnuts, Inc.**	6,532	113,983
Noodles & Co.**	3,907	143,582
Wynn Resorts, Ltd.	1,366	174,848

		1,964,757

Household Durables — 2.6%
Whirlpool Corp.	6,126	700,569
Automobiles — 2.5%
Tesla Motors, Inc.**	6,302	677,024
Leisure Equipment & Products — 2.5%
Brunswick Corp.	5,882	187,930
Mattel, Inc.	10,562	478,564

		666,494

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.**	5,853	383,489
Movado Group, Inc.	4,557	154,163

		537,652

Distributors — 2.0%
LKQ Corp.**	20,794	535,446
Diversified Consumer Services — 0.9%
New Oriental Education & Technology Group, Inc. — SP ADR	11,529	255,367

Total CONSUMER DISCRETIONARY		7,459,363

INFORMATION TECHNOLOGY — 22.9%
Software — 14.0%
CommVault Systems, Inc.**	4,755	360,857
Guidewire Software, Inc.**	19,686	827,796
Interactive Intelligence Group, Inc.**	12,047	621,625
Salesforce.com, Inc.**	10,615	405,281
SolarWinds, Inc.**	6,202	240,700
Splunk, Inc.**	12,171	564,248
Ultimate Software Group, Inc.**	2,792	327,474
Workday, Inc. — A**	6,803	436,004

		3,783,985

	Number of Shares	Market Value (Note A)

Internet Software & Services — 5.8%
Cornerstone OnDemand, Inc.**	14,718	$637,142
CoStar Group, Inc.**	2,271	293,118
Equinix, Inc.**	1,560	288,163
LinkedIn Corp. — A**	1,891	337,165

		1,555,588

Semiconductors & Semiconductor Equipment — 1.7%
Atmel Corp.**	33,110	243,359
Ultratech, Inc.**	5,686	208,790

		452,149

Communications Equipment — 1.4%
Ruckus Wireless, Inc.**	29,967	383,877

Total INFORMATION TECHNOLOGY		6,175,599

HEALTH CARE — 13.5%
Biotechnology — 6.6%
Aegerion Pharmaceuticals, Inc.**	2,246	142,262
Alnylam Pharmaceuticals, Inc.**	4,410	136,754
BioMarin Pharmaceutical, Inc.**	7,258	404,924
Clovis Oncology, Inc.**	5,476	366,783
Epizyme, Inc.**	9,319	262,143
Medivation, Inc.**	4,373	215,152
Neurocrine Biosciences, Inc.**	17,542	234,712

		1,762,730

Health Care Technology — 4.0%
Cerner Corp.**	4,926	473,339
Medidata Solutions, Inc.**	7,864	609,067

		1,082,406

Health Care Providers & Services — 1.9%
Air Methods Corp.	3,697	125,254
Catamaran Corp.**	8,107	394,973

		520,227

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC**	3,778	259,662

Total HEALTH CARE		3,625,025

INDUSTRIALS — 12.9%
Machinery — 3.1%
Chart Industries, Inc.**	5,413	509,309
Mueller Water Products, Inc.	48,291	333,691

		843,000

Marine — 3.0%
Kirby Corp.**	10,255	815,683
Trading Companies & Distributors — 1.3%
WW Grainger, Inc.	1,401	353,304

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Commercial Services & Supplies — 1.1%
Healthcare Services Group, Inc.	11,954	$293,112
Road & Rail — 1.0%
Avis Budget Group, Inc.**	9,657	277,639
Airlines — 1.0%
Spirit Airlines, Inc.**	8,573	272,364
Aerospace & Defense — 1.0%
Triumph Group, Inc.	3,178	251,539
Building Products — 0.9%
Owens Corning**	6,142	240,029
Electrical Equipment — 0.5%
SolarCity, Corp.**	3,236	122,224

Total INDUSTRIALS		3,468,894

CONSUMER STAPLES — 7.3%
Beverages — 7.3%
Beam, Inc.	10,385	655,397
Brown-Forman Corp. — B	7,210	487,036
Constellation Brands, Inc. — A**	15,836	825,372

		1,967,805

Total CONSUMER STAPLES		1,967,805

ENERGY — 6.8%
Energy Equipment & Services — 6.0%
FMC Technologies, Inc.**	9,392	522,947
Geospace Technologies, Corp.**	2,790	192,733
Hornbeck Offshore Services, Inc.**	8,974	480,109
Oceaneering International, Inc.	5,642	407,352

		1,603,141

Oil, Gas & Consumable Fuels — 0.8%
Bonanza Creek Energy, Inc.**	6,494	230,277

Total ENERGY		1,833,418

	Number of Shares	Market Value (Note A)

MATERIALS — 6.4%
Containers & Packaging — 3.6%
Berry Plastics Group, Inc.**	18,800	$414,916
Rock Tenn Co. — A	5,475	546,843

		961,759

Construction Materials — 2.8%
Texas Industries, Inc.**	11,483	748,003

Total MATERIALS		1,709,762

FINANCIALS — 1.4%
Commercial Banks — 1.4%
BBCN Bancorp, Inc.	26,722	379,987

Total FINANCIALS		379,987

Total EQUITY SECURITIES (Cost $21,932,281)		26,619,853

TOTAL INVESTMENTS (COST $21,932,281)	98.9%	$26,619,853
Other Assets In Excess Of Liabilities	1.1%	284,934

Net Assets	100.0%	$26,904,787

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$22,025,617

Gross Appreciation	$4,959,209
Gross Depreciation	(364,973)

Net Appreciation	$4,594,236

**	Non-income producing security

SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Conn’s, Inc.	3.2%
Guidewire Software, Inc.	3.1%
Constellation Brands, Inc. — A	3.1%
Kirby Corp.	3.0%
Chipotle Mexican Grill, Inc. — A	3.0%
Texas Industries, Inc.	2.8%
Whirlpool Corp.	2.6%
Restoration Hardware Holdings, Inc.	2.5%
Tesla Motors, Inc.	2.5%
Beam, Inc.	2.4%

*	All percentages are stated as a percent of net assets at June 30, 2013.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/13	1 Year	3 Years	Since Inception (04/27/09 - 06/30/13)	5 Years	Since Inception (01/01/08 - 06/30/13)
Driehaus Large Cap Growth Fund (DRLGX)[1]	10.37%	15.13%	14.28%	0.19%	–0.21%
Russell 1000® Growth Index[2]	17.07%	18.68%	18.54%	7.48%	4.94%

[1]

The Driehaus Large Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Large Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on January 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell 1000® Growth Index measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index, which represents approximately 98% of the investable U.S. equity market. Source: Russell Indices

Driehaus Large Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

EQUITY SECURITIES — 96.1%
INFORMATION TECHNOLOGY — 29.5%
Software — 10.0%
Salesforce.com, Inc.**	11,114	$424,332
ServiceNow, Inc.**	3,741	151,099
SolarWinds, Inc.**	3,229	125,317
Splunk, Inc.**	8,637	400,411
Workday, Inc. — A**	6,014	385,437

		1,486,596

Internet Software & Services — 7.7%
Equinix, Inc.**	1,545	285,392
Google, Inc. — A**	722	635,627
LinkedIn Corp. — A**	1,300	231,790

		1,152,809

Computers & Peripherals — 6.1%
Apple Inc.	2,276	901,478
Communications Equipment — 2.3%
Qualcomm, Inc.	5,723	349,561
Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV	3,345	264,589
IT Services — 1.6%
Visa, Inc. — A	1,310	239,403

Total INFORMATION TECHNOLOGY		4,394,436

CONSUMER DISCRETIONARY — 23.3%
Hotels, Restaurants & Leisure — 7.4%
Chipotle Mexican Grill, Inc. — A**	1,248	454,709
Las Vegas Sands Corp.	3,817	202,034
Starbucks Corp.	6,924	453,453

		1,110,196

Internet & Catalog Retail — 4.1%
Amazon.com, Inc.**	1,105	306,847
priceline.com, Inc.**	371	306,865

		613,712

Automobiles — 2.4%
Tesla Motors, Inc.**	3,278	352,156
Household Durables — 2.4%
Whirlpool Corp.	3,073	351,428
Distributors — 2.3%
LKQ Corp.**	13,109	337,557
Specialty Retail — 1.9%
GNC Holdings, Inc. — A	6,341	280,336
Multiline Retail — 1.5%
Target Corp.	3,325	228,960
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.**	2,964	194,201

Total CONSUMER DISCRETIONARY		3,468,546

	Number of Shares	Market Value (Note A)

HEALTH CARE — 11.9%
Biotechnology — 5.6%
Biogen Idec, Inc.**	1,555	$334,636
BioMarin Pharmaceutical, Inc.**	4,548	253,733
Gilead Sciences, Inc.**	4,823	246,986

		835,355

Pharmaceuticals — 1.9%
Allergan, Inc.	1,692	142,534
Bristol-Myers Squibb Co.	3,245	145,019

		287,553

Health Care Technology — 1.8%
Cerner Corp.**	2,762	265,400
Health Care Providers & Services — 1.5%
Catamaran Corp.**	4,495	218,996
Health Care Equipment & Supplies — 1.1%
Covidien PLC	2,465	154,901

Total HEALTH CARE		1,762,205

CONSUMER STAPLES — 10.5%
Beverages — 6.8%
Beam, Inc.	5,495	346,789
Brown-Forman Corp. — B	3,364	227,238
Constellation Brands, Inc. — A**	8,515	443,802

		1,017,829

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	4,919	543,894

Total CONSUMER STAPLES		1,561,723

INDUSTRIALS — 9.6%
Marine — 3.1%
Kirby Corp.**	5,859	466,025
Aerospace & Defense — 2.3%
Precision Castparts Corp.	854	193,013
Triumph Group, Inc.	1,932	152,918

		345,931

Trading Companies & Distributors — 1.6%
WW Grainger, Inc.	966	243,606
Road & Rail — 1.3%
Hertz Global Holdings, Inc.**	7,827	194,110
Machinery — 1.3%
Cummins, Inc.	1,701	184,490

Total INDUSTRIALS		1,434,162

MATERIALS — 5.4%
Construction Materials — 2.8%
Texas Industries, Inc.**	6,325	412,011

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Number of Shares	Market Value (Note A)

Containers & Packaging — 1.6%
Rock Tenn Co. — A	2,349	$234,618
Chemicals — 1.0%
LyondellBasell Industries NV — A	2,306	152,796

Total MATERIALS		799,425

ENERGY — 4.8%
Oil, Gas & Consumable Fuels — 3.0%
Kinder Morgan, Inc.	6,331	241,528
Valero Energy Corp.	5,957	207,125

		448,653

Energy Equipment & Services — 1.8%
FMC Technologies, Inc.**	4,883	271,885

Total ENERGY		720,538

	Number of Shares	Market Value (Note A)

FINANCIALS — 1.1%
Capital Markets — 1.1%
Morgan Stanley	6,639	$162,191

Total FINANCIALS		162,191

Total EQUITY SECURITIES (Cost $11,429,543)		14,303,226

TOTAL INVESTMENTS (COST $11,429,543)	96.1%	$14,303,226
Other Assets In Excess Of Liabilities	3.9%	574,775

Net Assets	100.0%	$14,878,001

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$11,485,351

Gross Appreciation	$2,954,000
Gross Depreciation	(136,125)

Net Appreciation	$2,817,875

**	Non-income producing security

Top Ten Holdings*

Apple Inc.	6.1%
Google, Inc. — A	4.3%
Costco Wholesale Corp.	3.7%
Kirby Corp.	3.1%
Chipotle Mexican Grill, Inc. — A	3.1%
Starbucks Corp.	3.0%
Constellation Brands, Inc. — A	3.0%
Salesforce.com, Inc.	2.9%
Texas Industries, Inc.	2.8%
Splunk, Inc.	2.7%

*	All percentages are stated as a percent of net assets at June 30, 2013.

Notes to Financial Statements are an integral part of this Schedule.

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Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund
ASSETS:
Investments, at cost	$137,910,901	$1,046,046,667

Investments, at market value	$150,911,906	$1,123,467,397
Foreign currency*	1,530,878	23,257,578
Cash	2,778,980	28,429,998
Segregated cash	—	—
Receivables:
Dividends	321,043	2,112,905
Interest	—	398
Investment securities sold	2,051,516	42,170,286
Fund shares sold	836	6,917,817
Net unrealized appreciation on unsettled foreign currency transactions	—	108,581
Prepaid expenses	7,376	19,702

TOTAL ASSETS	157,602,535	1,226,484,662

LIABILITIES:
Payables:
Investment securities purchased	2,610,262	33,718,264
Fund shares redeemed	77,206	1,496,571
Net unrealized depreciation on unsettled foreign currency transactions	10,629	—
Due to affiliates	174,530	1,459,569
Foreign taxes	—	477
Audit and tax fees	29,924	39,645
Accrued expenses	27,540	106,475
Outstanding options written, at value (premiums received $395,786)	—	—

TOTAL LIABILITIES	2,930,091	36,821,001

NET ASSETS	$154,672,444	$1,189,663,661

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	5,418,532	38,660,556

NET ASSET VALUE	$28.55	$30.77

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2013:
Paid-in capital	$382,609,544	$1,097,978,795
Accumulated net investment income (loss)	247,990	1,751,063
Accumulated net realized gain (loss)	(241,194,110)	12,528,984
Unrealized net foreign exchange gain (loss)	8,015	(15,911)
Unrealized net appreciation (depreciation) on written options	—	—
Unrealized net appreciation (depreciation) on investments	13,001,005	77,420,730

NET ASSETS	$154,672,444	$1,189,663,661

*	The cost of foreign currency was $1,524,268, $23,297,422, $1,226,284, $0, $7,770, $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund

$143,634,053	$222,820,241	$30,400,926	$21,932,281	$11,429,543

$153,408,000	$239,057,074	$33,580,781	$26,619,853	$14,303,226
1,513,072	—	8,585	—	—
10,987,493	5,477,636	764,014	616,945	109,569
849,989	—	—	—	—

236,930	464,113	17,495	1,839	1,928
56	40	—	54	65
4,387,043	2,275,832	604,929	271,536	714,842
510,317	81,709	759	—	—

—	9,804	230	—	—
1,678	—	6,475	8,701	8,706

171,894,578	247,366,208	34,983,268	27,518,928	15,138,336

9,737,339	5,628,072	895,431	562,342	217,809
125,404	349,701	77	—	2,698

564	—	—	—	—
223,455	300,129	32,657	19,075	7,877
323	—	—	—	—
22,515	30,924	24,693	21,684	21,684
15,730	44,581	12,603	11,040	10,267
231,000	—	—	—	—

10,356,330	6,353,407	965,461	614,141	260,335

$161,538,248	$241,012,801	$34,017,807	$26,904,787	$14,878,001

13,447,202	23,334,109	4,684,306	1,855,970	1,107,258

$12.01	$10.33	$7.26	$14.50	$13.44

$148,714,726	$204,837,705	$28,719,003	$19,973,316	$9,959,510
(45,181)	1,177,475	(106,346)	(161,577)	(87,975)
2,947,370	18,763,102	2,224,461	2,405,476	2,132,783
(17,400)	(2,314)	834	—	—
164,786	—	—	—	—
9,773,947	16,236,833	3,179,855	4,687,572	2,873,683

$161,538,248	$241,012,801	$34,017,807	$26,904,787	$14,878,001

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2013 (unaudited)

	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$1,913,655	$12,247,411

Total income	1,913,655	12,247,411

Expenses:
Investment advisory fee	1,290,826	8,455,751
Administration fee	101,973	320,424
Professional fees	20,744	95,179
Audit and tax fees	27,274	32,480
Federal and state registration fees	11,347	34,773
Custodian fees	19,269	153,770
Transfer agent fees	35,454	118,888
Trustees’ fees	16,189	34,181
Chief compliance officer fees	2,765	2,629
Reports to shareholders	10,643	42,341
Interest expense	7,614	—
Miscellaneous	14,870	25,599

Total expenses	1,558,968	9,316,015

Investment advisory fees recaptured (waived)	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(17,358)	(144,717)

Net expenses	1,541,610	9,171,298

Net investment income (loss)	372,045	3,076,113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	20,888,867	65,217,647
Net realized foreign exchange gain (loss)	(30,382)	(1,434,807)
Net realized gain (loss) on written options	—	—
Net change in unrealized foreign exchange gain (loss)	(94,984)	(225,354)
Net change in unrealized appreciation (depreciation) on written options	—	—
Net change in unrealized appreciation (depreciation) on investments	(14,681,878)	(68,507,633)

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	6,081,623	(4,950,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,453,668	$(1,874,034)

*	Dividends are net of $211,552, $1,328,762, $115,994, $181,437, $15,421, $0 and $695 nonreclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2013 (unaudited)

Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund

$1,785,676	$2,425,995	$232,283	$63,924	$83,596

1,785,676	2,425,995	232,283	63,924	83,596

920,274	1,826,961	204,608	128,858	88,240
76,376	115,927	40,780	28,452	26,585
14,707	24,452	8,083	6,997	6,569
25,043	27,274	25,043	20,084	20,084
13,912	16,883	10,038	9,999	9,987
23,872	29,047	4,732	2,332	2,198
20,317	32,418	18,909	18,996	18,631
13,311	17,013	12,119	12,088	11,754
2,657	2,629	2,650	2,649	2,641
5,350	9,173	4,974	4,835	4,788
—	—	—	—	—
8,754	15,167	8,468	8,037	7,985

1,124,573	2,116,944	340,404	243,327	199,462

108,124	—	—	(17,342)	(27,217)
(5,122)	—	—	—	—
(8,255)	(20,657)	(1,775)	(484)	(674)

1,219,320	2,096,287	338,629	225,501	171,571

566,356	329,708	(106,346)	(161,577)	(87,975)

9,951,514	36,259,749	2,280,670	2,338,665	2,071,345
(206,031)	(58,939)	(6,902)	—	—
(1,779,034)	—	—	—	—
(17,456)	(1,084)	(8,418)	—	—

164,786	—	—	—	—

(3,872,754)	(14,873,771)	(1,901,290)	862,708	(674,304)

4,241,025	21,325,955	364,060	3,201,373	1,397,041

$4,807,381	$21,655,663	$257,714	$3,039,796	$1,309,066

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus International Discovery Fund		Driehaus Emerging Markets Growth Fund
	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$372,045	$244,710	$3,076,113	$4,157,563
Net realized gain (loss) on investments, written options and foreign currency transactions	20,858,485	8,527,491	63,782,840	19,369,938
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	(14,776,862)	20,521,222	(68,732,987)	125,738,544

Net increase (decrease) in net assets resulting from operations	6,453,668	29,293,423	(1,874,034)	149,266,045

Distributions to shareholders:
Net investment income	—	—	—	(3,661,528)

Total distributions to shareholders	—	—	—	(3,661,528)

Capital share transactions:
Proceeds from shares sold	9,358,442	24,049,036	312,438,803	312,726,256
Reinvestment of distributions	—	—	—	3,382,086
Cost of shares redeemed	(67,533,271)	(58,882,173)	(110,237,401)	(213,801,609)
Redemption fees	294	6,317	78,283	55,671

Net increase (decrease) in net assets derived from capital share transactions	(58,174,535)	(34,826,820)	202,279,685	102,362,404

Total increase (decrease) in net assets	(51,720,867)	(5,533,397)	200,405,651	247,966,921

NET ASSETS:

Beginning of period	$206,393,311	$211,926,708	$989,258,010	$741,291,089

End of period	$154,672,444	$206,393,311	$1,189,663,661	$989,258,010

Accumulated net investment income (loss)	$247,990	$(124,055)	$1,751,063	$(1,325,050)

Capital share transactions are as follows:
Shares issued	323,083	911,174	9,812,243	11,029,785
Shares reinvested	—	—	—	111,842
Shares redeemed	(2,314,941)	(2,232,234)	(3,474,805)	(7,645,029)

Net increase (decrease) from capital share transactions	(1,991,858)	(1,321,060)	6,337,438	3,496,598

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus Emerging Markets Small Cap Growth Fund		Driehaus International Small Cap Growth Fund		Driehaus Global Growth Fund
For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012

$566,356	$(10,729)	$329,708	$713,843	$(106,346)	$(221,099)
7,966,449	(816,569)	36,200,810	845,340	2,273,768	2,055,406
(3,725,424)	14,288,099	(14,874,855)	23,642,149	(1,909,708)	3,299,298

4,807,381	13,460,801	21,655,663	25,201,332	257,714	5,133,605

—	(1,246,733)	—	(1,069,444)	—	(1,436,164)

—	(1,246,733)	—	(1,069,444)	—	(1,436,164)

80,029,498	53,977,441	6,892,173	35,435,959	343,761	7,015,096
—	1,219,637	—	935,098	—	1,436,164
(4,301,515)	(19,133,876)	(22,494,029)	(58,279,425)	(1,933,412)	(12,378,753)
5,494	350	411	5,968	66	61

75,733,477	36,063,552	(15,601,445)	(21,902,400)	(1,589,585)	(3,927,432)

80,540,858	48,277,620	6,054,218	2,229,488	(1,331,871)	(229,991)

$80,997,390	$32,719,770	$234,958,583	$232,729,095	$35,349,678	$35,579,669

$161,538,248	$80,997,390	$241,012,801	$234,958,583	$34,017,807	$35,349,678

$(45,181)	$(611,537)	$1,177,475	$847,767	$(106,346)	$—

6,532,304	5,222,635	677,093	3,956,697	46,382	969,774
—	112,513	—	98,847	—	198,365
(346,734)	(1,788,732)	(2,202,805)	(6,557,312)	(261,331)	(1,680,121)

6,185,570	3,546,416	(1,525,712)	(2,501,768)	(214,949)	(511,982)

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus Mid Cap Growth Fund		Driehaus Large Cap Growth Fund
	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(161,577)	$(185,450)	$(87,975)	$(30,255)
Net realized gain (loss) on investments, written options and foreign currency transactions	2,338,665	1,946,830	2,071,345	1,712,793
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	862,708	837,646	(674,304)	384,988

Net increase (decrease) in net assets resulting from operations	3,039,796	2,599,026	1,309,066	2,067,526

Distributions to shareholders:
Capital gains	—	(2,022,728)	—	(1,784,487)

Total distributions to shareholders	—	(2,022,728)	—	(1,784,487)

Capital share transactions:
Proceeds from shares sold	428,849	728,944	453,438	638,410
Reinvestment of distributions	—	1,961,290	—	1,756,299
Cost of shares redeemed	(744,778)	(980,231)	(6,270,007)	(2,627,388)
Redemption fees	13	—	24	—

Net increase (decrease) in net assets derived from capital share transactions	(315,916)	1,710,003	(5,816,545)	(232,679)

Total increase (decrease) in net assets	2,723,880	2,286,301	(4,507,479)	50,360

NET ASSETS:

Beginning of period	$24,180,907	$21,894,606	$19,385,480	$19,335,120

End of period	$26,904,787	$24,180,907	$14,878,001	$19,385,480

Accumulated net investment income (loss)	$(161,577)	$—	$(87,975)	$—

Capital share transactions are as follows:
Shares issued	30,616	52,589	33,828	48,122
Shares reinvested	—	151,568	—	138,728
Shares redeemed	(53,260)	(73,229)	(464,132)	(193,195)

Net increase (decrease) from capital share transactions	(22,644)	130,928	(430,304)	(6,345)

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008
Net asset value, beginning of period	$27.85		$24.27		$30.27		$27.19	$18.28	$41.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06		0.03	^	0.13	^	(0.22)	0.00 ~	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64		3.55		(6.13)		3.86	9.02	(22.85)

Total income (loss) from investment operations	0.70		3.58		(6.00)		3.64	9.02	(22.91)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		(0.56)	(0.11)	—
Distributions from capital gains	—		—		—		—	—	(0.38)

Total distributions	—		—		—		(0.56)	(0.11)	(0.38)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00 ~	0.00 ~	0.02

Net asset value, end of period	$28.55		$27.85		$24.27		$30.27	$27.19	$18.28

Total Return	2.51	%**	14.75%		(19.85)%		13.47%	49.28%	(55.07)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$154,672		$206,393		$211,927		$338,840	$364,411	$302,112
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.63	%*¥	1.76	%¥	1.72	%¥	1.71%	1.75%	1.65%
Ratio of net expenses to average net assets	1.61	%*#¥	1.75	%#¥	1.71	%#¥	1.70%#	1.74%#	1.64%#
Ratio of net investment income (loss) to average net assets	0.39	%*#	0.11	%#	0.44	%#	(0.77)%#	0.07%#	(0.07)%#
Portfolio turnover	92	%**	112%		119%		93%	145%	188%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets include interest expense of less than 0.005% for the six month period ended June 30, 2013 and the years ended December 31, 2012 and 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)		For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008
Net asset value, beginning of period	$30.61		$25.72	$32.20	$29.24	$17.19	$43.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.09		0.13	0.16	(0.04)^	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.07		4.88	(4.97)	6.84	12.09	(23.53)

Total income (loss) from investment operations	0.16		5.01	(4.81)	6.80	12.04	(23.61)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.12)	—	(0.69)	—	—
Distributions from capital gains	—		—	(1.67)	(3.15)	—	(2.65)

Total distributions	—		(0.12)	(1.67)	(3.84)	—	(2.65)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.01	0.00 ~

Net asset value, end of period	$30.77		$30.61	$25.72	$32.20	$29.24	$17.19

Total Return	0.52	%**	19.51%	(15.02)%	23.56%	70.10%	(54.45)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,189,664		$989,258	$741,291	$834,311	$575,842	$263,406
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.65	%*	1.68%	1.68%	1.69%	1.78%	1.77%
Ratio of net expenses to average net assets	1.63	%*#	1.66%#	1.64%#	1.63%#	1.75%#	1.75%#
Ratio of net investment income (loss) to average net assets	0.55	%*#	0.48%#	0.49%#	(0.15)%#	(0.30)%#	(0.19)%#
Portfolio turnover	136	%**	278%	342%	293%	275%	313%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the period August 22, 2011 through December 31, 2011
Net asset value, beginning of period	$11.15		$8.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06	^	0.00	^~	(0.03)
Net realized and unrealized gain (loss) on investments	0.80		2.52		(1.16)

Total income (loss) from investment operations	0.86		2.52		(1.19)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.18)		—
Distributions from capital gains	—		—		—

Total distributions	—		(0.18)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	—

Net asset value, end of period	$12.01		$11.15		$8.81

Total Return	7.71	%**	28.83%		(11.90	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$161,538		$80,997		$32,720
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.83	%*	2.15%		2.74	%*
Ratio of net expenses to average net assets	1.99	%*+#	1.99	%+#	1.97	%*+#
Ratio of net investment loss to average net assets	0.92	%*+#	(0.02	)%+#	(0.91	)%*+#
Portfolio turnover	101	%**	183%		74	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)		For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010		For the year ended December 31, 2009		For the year ended December 31, 2008
Net asset value, beginning of period	$9.45		$8.51	$9.66	$7.64		$4.93		$11.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	^	0.03	0.07	(0.06)		(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.87		0.95	(1.17)	2.14		2.73		(5.90)

Total income (loss) from investment operations	0.88		0.98	(1.10)	2.08		2.71		(5.91)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.04)	(0.05)	(0.06)		—		(0.01)
Distributions from capital gains	—		—	—	—		—		(0.29)

Total distributions	—		(0.04)	(0.05)	(0.06)		—		(0.30)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00	~	0.00	~	0.00	~

Net asset value, end of period	$10.33		$9.45	$8.51	$9.66		$7.64		$4.93

Total Return	9.20	%**	11.67%	(11.39)%	27.13%		55.17%		(53.12)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$241,013		$234,959	$232,729	$258,446		$201,020		$111,446
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.74	%*	1.76%	1.73%	1.75%		1.87%		1.88%
Ratio of net expenses to average net assets	1.72	%*#	1.74%#	1.69%#	1.72	%+#	1.85	%+#	1.83	%+#
Ratio of net investment income (loss) to average net assets	0.27	%*#	0.31%#	0.66%#	(0.76	)%+#	(0.54	)%+#	(0.71	)%+#
Portfolio turnover	161	%**	280%	311%	298%		265%		271%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)		For the year ended December 31, 2012	For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2009		For the period May 1, 2008 through December 31, 2008
Net asset value, beginning of period	$7.22		$6.58	$9.01		$7.59		$4.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)		(0.05)	(0.10)		(0.11)		(0.05)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06		1.00	(1.53)		1.55		2.66		(5.00)

Total income (loss) from investment operations	0.04		0.95	(1.63)		1.44		2.61		(5.02)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—		(0.02)		—		—
Distributions from capital gains	—		(0.31)	(0.80)		—		—		—

Total distributions	—		(0.31)	(0.80)		(0.02)		—		—

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00	~	—		0.00	~	0.00	~

Net asset value, end of period	$7.26		$7.22	$6.58		$9.01		$7.59		$4.98

Total Return	0.55	%**	14.36%	(18.15)%		19.00%		52.41%		(50.20	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$34,018		$35,350	$35,580		$52,719		$40,301		$14,557
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.91	%*	2.02%¥	1.88	%¥	1.81%		2.34%		3.94	%*
Ratio of net expenses to average net assets	1.90	%*#	2.01%#¥	1.97	%+#¥	2.00	%+#	2.00	%+#	2.00	%*+#
Ratio of net investment income (loss) to average net assets	(0.60	)%*#	(0.62)%#	(1.08	)%+#	(1.37	)%+#	(1.09	)%+#	(0.86	)%*+#
Portfolio turnover	92	%**	103%	142%		145%		119%		74	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and/or recapture, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets include interest expense of less than 0.005% for years ended December 31, 2012 and 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)		For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	For the period April 27, 2009 through December 31, 2009
Net asset value, beginning of period	$12.87		$12.53	$13.69	$11.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09)		(0.10)	(0.16)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	1.72		1.61	(0.14)	3.25	2.85

Total income (loss) from investment operations	1.63		1.51	(0.30)	3.11	2.77

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—	—
Distributions from capital gains	—		(1.17)	(0.86)	(1.05)	(1.14)

Total distributions	—		(1.17)	(0.86)	(1.05)	(1.14)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$14.50		$12.87	$12.53	$13.69	$11.63

Total Return	12.59	%**	11.97%	(2.15)%	26.59%	27.66	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$26,905		$24,181	$21,895	$21,573	$14,821
Ratio of expenses before reimbursements and waivers to average net assets	1.89	%*	1.97%	1.95%	2.47%	2.82	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75%+	1.75%+	1.75%+	1.75	%*+
Ratio of net investment income (loss) to average net assets	(1.25	)%*+	(0.78)%+	(1.13)%+	(1.39)%+	(1.15	)%*+
Portfolio turnover	100	%**	123%	193%	182%	208	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)		For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	For the period April 27, 2009 through December 31, 2009
Net asset value, beginning of period	$12.61		$12.52	$13.79	$11.94	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06	)^	(0.02)	(0.11)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	0.89		1.37	(0.03)	2.67	2.36

Total income (loss) from investment operations	0.83		1.35	(0.14)	2.55	2.31

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—	—
Distributions from capital gains	—		(1.26)	(1.13)	(0.70)	(0.37)

Total distributions	—		(1.26)	(1.13)	(0.70)	(0.37)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$13.44		$12.61	$12.52	$13.79	$11.94

Total Return	6.58	%**	10.75%	(0.97)%	21.36%	23.14	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$14,878		$19,385	$19,335	$21,169	$13,875
Ratio of expenses before reimbursements and waivers to average net assets	2.03	%*	2.02%	1.96%	2.28%	2.72	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75%+	1.75%+	1.75%+	1.75	%*+
Ratio of net investment loss to average net assets	(0.90	)%*+	(0.05)%+	(0.76)%+	(1.12)%+	(0.67	)%*+
Portfolio turnover	72	%**	103%	156%	140%	142	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The seven series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus International Small Cap Growth Fund*	09/17/07
Driehaus Global Growth Fund	05/01/08
Driehaus Mid Cap Growth Fund	04/27/09
Driehaus Large Cap Growth**	04/27/09

*	On December 29, 2010, the Driehaus International Small Cap Growth Fund was closed to new investors.
**	On June 11, 2013, the Driehaus Large Cap Growth Fund was closed to new investors and was liquidated on July 31, 2013.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of non-U.S. companies exhibiting strong growth characteristics.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Global Growth Fund seeks to achieve its objective by investing primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics.

Driehaus Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics.

Driehaus Large Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year-End

The fiscal year-end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by Level within the fair value hierarchy as of June 30, 2013 is as follows:

Fund	Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$150,911,906	$150,911,906	$—	$—

Driehaus Emerging Markets Growth Fund
Investments in Securities*	$1,092,990,472	$1,092,990,472	$—	$—
Equity Certificates	30,476,925	—	30,476,925	—

Total Investments	$1,123,467,397	$1,092,990,472	$30,476,925	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities*	$127,591,368	$127,591,368	$—	$—
Equity Certificates	23,872,872	—	23,872,872	—
Purchased Call Options by Risk Category
Foreign Currency Contracts	65,000	65,000	—	—
Equity Contracts	27,260	27,260	—	—
Purchased Put Options by Risk Category
Equity Contracts	1,851,500	1,851,500	—	—

Total Investments	$153,408,000	$129,535,128	$23,872,872	$—

Liabilities:
Written Put Options by Risk Category
Equity Contracts	$(231,000)	$(231,000)	$—	$—

Total Liabilities	$(231,000)	$(231,000)	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$239,057,074	$239,057,074	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$33,580,781	$33,580,781	$—	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Mid Cap Growth Fund
Investments in Securities*	$26,619,853	$26,619,853	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$14,303,226	$14,303,226	$—	$—

*	See Schedule of Investments for industry/country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended June 30, 2013, securities with end of period values of $49,207,965, $301,809,900, $26,606,829, $70,830,753 and $3,206,097 held by Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, and Driehaus Global Growth Fund, respectively, were transferred from Level 2 to Level 1.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2013 through June 30, 2013, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund was $1,925,450 and $131,929, respectively.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The premiums received and the number of option contracts written during the period ended June 30, 2013, were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$—
Options written	35,000	2,048,654
Options closed	(29,500)	(1,652,868)
Options expired	—	—

Options outstanding at June 30, 2013	5,500	$395,786

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2013, the Funds had outstanding options as listed on the Schedule of Investments.

Equity Certificates

The Funds may invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis.

On June 30, 2013, Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund had unrealized appreciation of $3,099,772 and $601,967, respectively, as a result of their investments in these financial instruments. The aggregate market values of these certificates for Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund represented 2.7% and 15.6%, respectively, of their total market values at June 30, 2013.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the Financial Accounting Standards Board’s (“FASB”) “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2013:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments, at market value	$30,476,925

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2013:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity contracts*	Investments, at market value	$25,751,632	Outstanding options written, at value	$231,000
Foreign currency contracts	Investments, at market value	65,000
*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

Driehaus Emerging Markets Growth Fund did not have any realized gain (loss) on derivative contracts for the period January 1, 2013 through June 30, 2013.

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2013 through June 30, 2013.

	Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates	Purchased Options	Written Options
Equity contracts	$(301,536)	$1,101,788	$(1,779,034)

The following table sets forth the Driehaus Emerging Markets Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2013 through June 30, 2013.

Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$2,316,886

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2013 through June 30, 2013.

	Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates	Purchased Options	Written Options
Equity contracts	$(163,329)	$(929,351)	$164,786
Foreign currency contracts	—	(165,189)	—

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2012, 2011, 2010 and 2009 remain open to Federal and state audit. As of June 30, 2013, management has evaluated the application of these standards to each Fund, and has determined that no

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

For the year ended December 31, 2012, reclassifications were recorded to undistributed net investment income, undistributed net realized gain and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and capital loss carryforwards expiring. Results of operations and net assets were not affected by these reclassifications.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

During the year ended December 31, 2012, Driehaus International Discovery Fund utilized $2,881,445 of capital loss carryforwards and as of December 31, 2012, had capital loss carryforwards of $2,472,213 expiring in 2015, $150,326,332 expiring in 2016 and $109,113,076 expiring in 2017. During the year ended December 31, 2012, Driehaus Emerging Markets Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2012, had capital loss carryforwards of $47,142,275 with no expiration date. During the year ended December 31, 2012, Driehaus Emerging Markets Small Cap Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2012, had capital loss carryforwards of $4,922,289 with no expiration date. During the year ended December 31, 2012, Driehaus International Small Cap Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2012, had capital loss carryforwards of $3,818,027 expiring in 2017 and $12,209,878 with no expiration date. During the year ended December 31, 2012, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2012, had no capital loss carryforwards. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforwards subject to the limitations described below. For the year ended December 31, 2012, Driehaus Emerging Markets Growth Fund had late-year ordinary loss deferrals of $1,108,847, which was deferred for tax purposes and was recognized on January 1, 2013. For the year ended December 31, 2012, Driehaus International Discovery Fund, and Driehaus Large Cap Growth Fund had late-year capital loss deferrals of $48,625, and $160,438, respectively, which were deferred for tax purposes and were recognized on January 1, 2013.

Included in the capital loss carryforward amounts stated above are capital losses that Driehaus International Discovery Fund inherited from its merger with Driehaus International Equity Yield Fund on September 19, 2008 of approximately $2,472,213, which may be applied against any realized net taxable capital gains in future years. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use these capital loss carryforwards.

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2013.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund
Ordinary income	$—	$3,661,528	$1,246,733	$1,069,444	$—	$—	$116,590
Net long-term capital gain	—	—	—	—	1,436,164	2,022,728	1,667,897

Total distributions paid	$—	$3,661,528	$1,246,733	$1,069,444	$1,436,164	$2,022,728	$1,784,487

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund
Ordinary income	$—	$44,003,425	$—	$1,347,630	$—	$254,377	$414,273
Net long-term capital gain	—	1,860,551	—	—	3,868,133	1,156,723	1,186,215

Total distributions paid	$—	$45,863,976	$—	$1,347,630	$3,868,133	$1,411,100	$1,600,488

As of December 31, 2012, the components of net assets on a tax basis were as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund
Undistributed ordinary income	$—	$—	$175,925	$2,030,993	$—	$—	$—
Undistributed long-term capital gain	—	—	—	—	37,588	160,146	277,685

Accumulated earnings	$—	$—	$175,925	$2,030,993	$37,588	$160,146	$277,685
Paid-in capital	440,784,079	895,699,110	72,981,249	220,439,150	30,308,588	20,289,232	15,776,055
Accumulated capital and other losses	(261,960,246)	(48,251,122)	(4,922,289)	(16,027,903)	—	—	(160,439)
Unrealized appreciation (depreciation) on foreign currency	96,680	239,254	999	38,743	9,252	—	—
Unrealized appreciation on investments	27,472,798	141,570,768	12,761,506	28,477,600	4,994,250	3,731,529	3,492,179

Net assets	$206,393,311	$989,258,010	$80,997,390	$234,958,583	$35,349,678	$24,180,907	$19,385,480

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of spot contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2013.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Effective January 1, 2013, the Funds adopted FASB’s Accounting Standards Update (“ASU”) 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. Generally Accepted Accounting Principles more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. There was no material impact to these financial statements as a result of applying this ASU.

Subsequent Event

The Board of Trustees of the Trust (the “Board”) has determined to terminate and liquidate the Driehaus Large Cap Growth Fund (the “Large Cap Fund”). The Large Cap Fund ceased accepting purchase orders as of June 11, 2013 and, as of July 19, 2013, began the process of liquidating the portfolio. The Large Cap Fund made a liquidating distribution to its shareholders on July 31, 2013 and has terminated.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

B.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis computed and accrued daily as follows: 1.35% on the first $1 billion of average daily net assets and 1.25% of average daily net assets in excess of $1 billion. Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Driehaus Global Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.15% of the Fund’s average daily net assets. Driehaus Mid Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets. Driehaus Large Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 0.90% of the Fund’s average daily net assets.

DCM has entered into an agreement to cap Driehaus Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until August 21, 2014. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six months ended June 30, 2013, DCM recaptured fees for Driehaus Emerging Markets Small Cap Growth Fund totaling $108,124 under this agreement and there are no additional amounts subject to recapture.

DCM has entered into agreements to cap Driehaus Mid Cap Growth Fund’s and Driehaus Large Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.75% of average daily net assets until April 30, 2015. For a period of three years subsequent to each Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that each Fund’s expense ratio remains below the operating expense cap. For the six months ended June 30, 2013, DCM waived fees for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund totaling $17,342 and $27,217, respectively, under these agreements, and the amount of potential recovery expiring December 31, 2013, December 31, 2014, December 31, 2015 and December 31, 2016 was $90,076, $48,478, $52,090 and $17,342 respectively, for Driehaus Mid Cap Growth Fund and $67,291, $43,939, $54,700 and $27, 217, respectively, for Driehaus Large Cap Growth Fund.

The amounts accrued and payable to DCM during the six months ended June 30, 2013, are as follows:

Fund	Advisory Fees	Advisory Fees Payable (included in Due to affiliates)
Driehaus International Discovery Fund	$1,290,826	$174,530
Driehaus Emerging Markets Growth Fund	8,455,751	1,459,569
Driehaus Emerging Markets Small Cap Growth Fund	920,274	223,455
Driehaus International Small Cap Growth Fund	1,826,961	300,129
Driehaus Global Growth Fund	204,608	32,657
Driehaus Mid Cap Growth Fund	128,858	19,075
Driehaus Large Cap Growth Fund	88,240	7,877

Certain of the Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2013, these arrangements reduced the expenses of Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund by $17,358 (1.1%), $144,717 (1.6%), $8,255 (0.7%), $20,657 (1.0%), $1,775 (0.5%), $484 (0.2%) and $674 (0.3%), respectively.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon receives a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus Emerging Markets Small Cap Growth Fund. For the six months ended June 30, 2013, BNY Mellon waived $5,122 for Driehaus Emerging Markets Small Cap Growth Fund.

C.  OTHER FINANCIAL INSTRUMENTS

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2013, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The unrealized appreciation or depreciation on spot contracts is reflected as a separate line item in the Statement of Assets and Liabilities. On June 30, 2013, the Funds’ currency transactions were limited to transaction hedges.

D.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for the six months ended June 30, 2013 were as follows:

Fund	Purchases	Sales
Driehaus International Discovery Fund	$170,001,265	$225,047,679
Driehaus Emerging Markets Growth Fund	1,648,574,212	1,451,828,696
Driehaus Emerging Markets Small Cap Growth Fund	188,875,402	118,241,219
Driehaus International Small Cap Growth Fund	377,295,861	387,122,762
Driehaus Global Growth Fund	32,380,061	33,437,391
Driehaus Mid Cap Growth Fund	25,669,363	25,323,429
Driehaus Large Cap Growth Fund	13,561,904	19,414,871

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. On June 30, 2013, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note A).

F.  LINE OF CREDIT

Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund have obtained an uncommitted line of credit in the amount of $25,000,000 and Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund have obtained an uncommitted line of credit in the amount of $5,000,000. These lines of credit are available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%. Driehaus International Discovery Fund utilized the line of credit during the period March 22, 2013 to April 3, 2013. The average daily loan balance outstanding on days where borrowings existed was $14,000,000, the weighted average interest rate was 1.01% and the interest expense, which is included on the Statement of Operations, was $7,614 for Driehaus International Discovery Fund.

G.  RISKS CONCENTRATIONS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ending June 30, 2013.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000	$1,025.10	$8.08
Hypothetical (5% return before expenses)	$1,000	$1,016.81	$8.05

Driehaus Emerging Markets Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000	$1,005.20	$8.10
Hypothetical (5% return before expenses)	$1,000	$1,016.71	$8.15

Fund Expense Examples (unaudited) — (Continued)

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000	$1,077.10	$10.25
Hypothetical (5% return before expenses)	$1,000	$1,014.93	$9.94

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000	$1,092.00	$8.92
Hypothetical (5% return before expenses)	$1,000	$1,016.27	$8.60

Driehaus Global Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000	$1,005.50	$9.45
Hypothetical (5% return before expenses)	$1,000	$1,015.37	$9.49

Driehaus Mid Cap Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000	$1,125.90	$9.22
Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

Driehaus Large Cap Growth Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000	$1,065.80	$8.96
Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Fund Expense Examples (unaudited) — (Continued)

Driehaus International Discovery Fund	1.61%
Driehaus Emerging Markets Growth Fund	1.63%
Driehaus Emerging Markets Small Cap Growth Fund	1.99%
Driehaus International Small Cap Growth Fund	1.72%
Driehaus Global Growth Fund	1.90%
Driehaus Mid Cap Growth Fund	1.75%
Driehaus Large Cap Growth Fund	1.75%

DRH-SAR2013

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

A.R. Umans

Chairman of the Board

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Trustee

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

UMB Fund Services, Inc.

803 W. Michigan St.

Milwaukee, WI 53233

Custodian

UMB Bank, n.a.

928 Grand Blvd.

Kansas City, MO 64106

Semi-Annual Report to Shareholders

June 30, 2013

Driehaus Active Income Fund

Driehaus Select Credit Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since November 8, 2005 (the date of the Predecessor Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/13	1 Year	3 Years	5 Years	Since Inception (11/08/05 - 06/30/13)
Driehaus Active Income Fund (LCMAX)[1]	5.05%	3.17%	5.80%	4.84%
Citigroup 3-Month T-Bill Index[2]	0.08%	0.09%	0.23%	1.60%
Barclays Capital U.S. Aggregate Bond Index[3]	–0.68%	3.51%	5.19%	5.44%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information. The returns for the periods prior to October 1, 2006, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

ASSET-BACKED SECURITIES — 5.70%
Citigroup Mortgage Loan Trust, Inc. 0.26%, 1/25/37[2]	$371,208	$178,966
Countrywide Asset-Backed Certificates 0.67%, 4/25/34[2]	122,988	118,767
Fannie Mae REMICS 0.84%, 9/25/23[2]	9,565,943	9,678,400
Fannie Mae REMICS 0.51%, 6/25/36[2]	11,231,940	11,236,803
Freddie Mac REMICS 2.00%, 2/15/27[4]	62,386,860	62,698,794
Freddie Mac REMICS 2.00%, 4/15/28	77,959,876	78,647,093
Freddie Mac REMICS 0.39%, 1/15/35[2]	6,456,962	6,441,350
Merrill Lynch Mortgage Investors, Inc. 0.66%, 8/25/35[2]	124,929	114,972
Wells Fargo Mortgage Loan Trust 0.45%, 8/27/37[1,2]	26,430,833	24,573,802

Total ASSET-BACKED SECURITIES (Cost $193,467,622)		193,688,947

BANK LOANS — 23.56%
Apparel — 0.44%
Cole Haan, Inc. 5.75%, 1/7/20[2]	14,965,086	14,983,538

Banks — 1.29%
CIT Group, Inc. 2.50%, 8/14/15[2]	7,000,000	6,795,831
CIT Group, Inc. 2.50%, 8/14/15[2]	38,000,000	36,891,654

		43,687,485

Commercial Services — 2.15%
Altegrity, Inc. 7.75%, 2/21/15[2]	46,159,570	45,851,824
Ceridian Corp. 5.95%, 5/9/17[2]	19,956,219	20,026,066
Westway Group, Inc. 5.00%, 2/5/20[2]	6,982,500	6,986,864

		72,864,754

Diversified Financial Services — 1.54%
Ocwen Financial Corp. 5.00%, 1/15/18[2]	52,004,675	52,232,196

Electronics — 0.49%
NuSil Technology LLC 5.25%, 3/28/17[2]	16,805,929	16,763,914

	Shares, Principal Amount, or Number of Contracts	Value

Entertainment — 1.41%
Graton Resort & Casino 9.00%, 8/14/18[2]	$25,440,000	$26,394,000
Peninsula Gaming LLC 4.25%, 11/20/17[2]	8,457,500	8,441,642
WMG Acquisition Corp. 3.75%, 7/3/20[2]	13,133,000	13,012,610

		47,848,252

Holding Companies — Diversified — 0.42%
Osmose Holdings, Inc. 4.75%, 11/26/18[2]	14,382,575	14,373,586

Internet — 0.36%
Mood Media Corp. (Canada) 7.00%, 3/24/18[2,3]	12,508,366	12,414,553

Leisure Time — 1.53%
Equinox Holdings, Inc. 4.50%, 2/1/20[2]	41,907,500	41,907,500
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,100,000

		52,007,500

Lodging — 2.10%
MGM Resorts International 3.50%, 12/20/19[2]	71,749,937	71,166,969

Mining — 0.47%
American Rock Salt Co. LLC 5.50%, 4/25/17[2]	16,154,428	16,129,195

Oil & Gas — 1.71%
Chesapeake Energy Corp. 5.75%, 12/2/17[2]	57,500,000	58,158,835

Real Estate Investment Trusts — 0.50%
Starwood Property Trust, Inc. 3.50%, 4/11/20[2]	16,990,000	16,890,897

Retail — 7.20%
Gymboree Corp. 5.00%, 2/23/18[2]	17,918,025	17,216,229
JC Penney Corp., Inc. 6.00%, 5/21/18[2]	41,625,000	41,651,016
Michaels Stores, Inc. 3.75%, 1/31/20[2]	1,000,000	997,143
Neiman Marcus Group, Inc. 4.00%, 5/30/18[2]	98,884,000	98,559,562
Party City Holdings, Inc. 4.25%, 7/27/19[2]	24,875,000	24,763,958
Rite Aid Corp. 4.00%, 2/28/20[2]	997,500	993,759

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Rite Aid Corp. 5.75%, 8/29/20[2]	$17,000,000	$17,365,500
Rite Aid Corp. 4.88%, 6/13/21[2]	42,950,000	42,829,225

		244,376,392

Telecommunications — 1.95%
Alcatel-Lucent USA, Inc. 6.25%, 7/30/16[2]	1,500,000	1,515,375
Alcatel-Lucent USA, Inc. 7.25%, 1/30/19[2]	53,274,969	53,707,828
Arinc, Inc. 6.21%, 10/26/15[2]	11,172,414	10,921,034

		66,144,237

Total BANK LOANS (Cost $800,558,039)		800,042,303

CORPORATE BONDS — 33.24%
Banks — 2.21%
Chase Capital II 0.77%, 2/1/27[2]	11,879,000	9,636,839
First Chicago NBD Institutional Capital I 0.82%, 2/1/27[2]	725,000	588,156
JP Morgan Chase Capital XXIII 1.28%, 5/15/77[2]	4,000,000	3,040,000
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	49,508,690
JPMorgan Chase Capital XXI 1.22%, 1/15/87[2]	15,000,000	11,400,000
Wachovia Capital Trust III 5.57%, 3/29/49[2]	1,000,000	981,250

		75,154,935

Biotechnology — 0.69%
STHI Holding Corp. 8.00%, 3/15/18[1]	21,639,000	23,370,120

Chemicals — 0.20%
Hexion U.S. Finance Corp. /Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	2,000,000	2,040,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16	6,040,000	4,620,600

		6,660,600

Commercial Services — 1.43%
DynCorp International, Inc. 10.38%, 7/1/17	22,780,000	22,893,900

	Shares, Principal Amount, or Number of Contracts	Value

Wyle Services Corp. 10.50%, 4/1/18[1]	$25,285,000	$25,790,700

		48,684,600

Computers — 0.99%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	16,330,000	17,758,875
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	15,900,000

		33,658,875

Diversified Financial Services — 2.80%
American Express Co. 6.80%, 9/1/66[2]	56,843,000	60,679,903
General Electric Capital Corp. 7.13%, 12/29/49[2]	22,000,000	24,860,000
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	9,416,880

		94,956,783

Electronics — 0.34%
Flextronics International Ltd. (Singapore) 5.00%, 2/15/23[1,3]	12,000,000	11,610,000

Engineering & Construction — 0.06%
MasTec, Inc. 4.88%, 3/15/23	2,000,000	1,900,000

Entertainment — 0.39%
Production Resource Group, Inc. 8.88%, 5/1/19	17,220,000	13,302,450

Healthcare — Products — 0.97%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	30,166,000	32,956,355

Healthcare—Services — 2.41%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	17,035,000	11,072,750
Healthsouth Corp. 7.25%, 10/1/18	1,348,000	1,438,990
Healthsouth Corp. 7.75%, 9/15/22	18,487,000	19,688,655
Kindred Healthcare, Inc. 8.25%, 6/1/19	29,913,000	30,660,825
National Mentor, Inc. 12.50%, 2/15/18[1]	17,600,000	18,832,000

		81,693,220

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Household Products/Wares — 0.13%
Armored Autogroup,Inc. 9.25%, 11/1/18	$4,650,000	$4,266,375

Insurance — 0.93%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	31,565,000

Internet — 0.07%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	2,500,000	2,287,500

Iron/Steel — 0.85%
Allegheny Technologies, Inc. 9.38%, 6/1/19	4,925,000	6,077,292
Edgen Murray Corp. 8.75%, 11/1/20[1]	23,000,000	22,885,000

		28,962,292

Media — 1.26%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22[1]	810,000	830,250
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22[1]	2,190,000	2,255,700
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	39,790,000	39,790,000

		42,875,950

Metal Fabricate/Hardware — 0.16%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19	5,130,000	5,591,700

Miscellaneous Manufacturing — 2.13%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	34,990,000	36,914,450
GE Capital Trust I 6.38%, 11/15/67[2]	34,140,000	35,377,575

		72,292,025

Oil & Gas — 2.20%
Chesapeake Energy Corp. 9.50%, 2/15/15	9,820,000	10,900,200
Comstock Resources, Inc. 8.38%, 10/15/17	20,000,000	20,800,000
Comstock Resources, Inc. 9.50%, 6/15/20	3,000,000	3,240,000
Venoco, Inc. 8.88%, 2/15/19	40,670,000	39,653,250

		74,593,450

	Shares, Principal Amount, or Number of Contracts	Value

Packaging & Containers — 1.16%
Berry Plastics Corp. 9.75%, 1/15/21	$34,988,400	$39,536,892

Pipelines — 1.20%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	35,822,241
Sabine Pass Liquefaction LLC 5.63%, 2/1/21[1]	3,000,000	2,910,000
Sabine Pass Liquefaction LLC 5.63%, 4/15/23[1]	2,000,000	1,890,000

		40,622,241

Retail — 4.20%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	11,000,000	12,100,000
Claire’s Stores, Inc. 6.13%, 3/15/20[1]	4,722,000	4,639,365
Michaels Stores, Inc. 11.38%, 11/1/16	12,015,000	12,525,758
Michaels Stores, Inc. 7.75%, 11/1/18	54,747,000	58,579,290
Rite Aid Corp. 9.50%, 6/15/17	13,850,000	14,373,530
Rite Aid Corp. 10.25%, 10/15/19	3,000,000	3,375,000
Rite Aid Corp. 9.25%, 3/15/20	14,800,000	16,335,500
Rite Aid Corp. 8.00%, 8/15/20	3,425,000	3,793,187
Rite Aid Corp. 6.75%, 6/15/21[1]	17,250,000	16,948,125

		142,669,755

Software — 2.05%
First Data Corp. 11.25%, 3/31/16	2,772,000	2,737,350
First Data Corp. 6.75%, 11/1/20[1]	22,250,000	22,639,375
Nuance Communications, Inc. 5.38%, 8/15/20[1]	31,660,000	31,105,950
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	13,155,000

		69,637,675

Telecommunications — 4.41%
Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	3,750,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	36,600,000	38,887,500

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	$22,000,000	$23,485,000
CommScope, Inc. 8.25%, 1/15/19[1]	52,300,000	55,830,250
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	14,000,000	15,522,500
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	11,000,000	12,210,000

		149,685,250

Total CORPORATE BONDS (Cost $1,086,128,663)		1,128,534,043

CONVERTIBLE CORPORATE BONDS — 7.39%
Auto Manufacturers — 2.03%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	68,932,281

Electrical Components & Equipment — 0.25%
SunPower Corp. 4.50%, 3/15/15	1,294,000	1,509,936
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/14[3,5]	27,872,000	7,107,360

		8,617,296

Internet — 1.38%
Equinix, Inc. 3.00%, 10/15/14	13,600,000	22,882,000
WebMD Health Corp. 2.25%, 3/31/16	24,450,000	23,961,000

		46,843,000

Lodging — 1.20%
MGM Resorts International 4.25%, 4/15/15	36,500,000	40,857,188

Real Estate Investment Trusts — 1.64%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	24,473,725
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	23,000,000	31,193,750

		55,667,475

Telecommunications — 0.89%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	3,000,000	2,902,500
Nortel Networks Corp. (Canada) 1.75%, 4/15/14[3,5]	19,125,000	18,551,250

	Shares, Principal Amount, or Number of Contracts	Value

Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	$9,000,000	$8,735,625

		30,189,375

Total CONVERTIBLE CORPORATE BONDS (Cost $230,079,860)		251,106,615

U.S. GOVERNMENT AND AGENCY SECURITIES — 4.78%
Fannie Mae REMICS 1.50%, 4/25/28	116,123,509	113,520,833
Freddie Mac Non Gold Pool 2.43%, 6/1/34[2]	844,860	899,830
Freddie Mac REMICS 1.50%, 3/15/28	48,770,106	47,873,077

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $166,293,837)		162,293,740

COMMON STOCK — 0.84%
Auto Manufacturers — 0.84%
General Motors Co.*	701,946	23,381,821
Motors Liquidation Co. GUC Trust*	167,113	5,130,369

		28,512,190

Total COMMON STOCK (Cost $15,534,416)		28,512,190

CONVERTIBLE PREFERRED STOCK — 1.09%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4]	11,790,650	—

		—

Banks — 0.70%
Bank of America Corp. 7.25%, 12/31/49	21,322	23,678,081

Telecommunications — 0.39%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	13,912	13,285,960

Total CONVERTIBLE PREFERRED STOCK (Cost $31,904,973)		36,964,041

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

PREFERRED STOCKS — 2.90%
Banks — 0.26%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	342,000	$8,703,900

Holding Companies — Diversified — 1.63%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	56,130	55,466,965

Telecommunications — 1.01%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	27,242	34,205,736

Total PREFERRED STOCKS (Cost $89,364,415)		98,376,601

PURCHASED CALL OPTIONS — 0.42%
Standard & Poor’s 500 Index, Exercise Price: $1,575.00, Expiration Date: September, 2013*	2,062	14,194,808

Total PURCHASED CALL OPTIONS (Cost $9,408,984)		14,194,808

PURCHASED PUT OPTIONS — 1.62%
Standard & Poor’s 500 Index, Exercise Price: $1,475.00, Expiration Date: September, 2013*	6,900	12,075,000
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: September, 2013*	6,900	42,987,000

Total PURCHASED PUT OPTIONS (Cost $49,011,220)		55,062,000

SHORT-TERM INVESTMENTS — 20.32%
UMB Money Market Fiduciary 0.01%	690,026,103	690,026,103

Total SHORT-TERM INVESTMENTS (Cost $690,026,103)		690,026,103

	Shares, Principal Amount, or Number of Contracts	Value

WARRANTS — 0.55%
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	1,136,155	$18,576,134

Total WARRANTS (Cost $21,643,013)		18,576,134

TOTAL INVESTMENTS (Cost $3,383,421,145)	102.41%	$3,477,377,525
Liabilities less Other Assets	(2.41)%	(81,765,955)

Net Assets	100.00%	$3,395,611,570

SECURITIES SOLD SHORT — (7.79)%
CORPORATE BONDS — (2.02)%
Auto Manufacturers — (0.26)%
Chrysler Group LLC/CG Co.-Issuer, Inc. 8.00%, 6/15/19	$(8,020,000)	(8,832,025)

Chemicals — (0.20)%
Huntsman International LLC 8.63%, 3/15/21	(6,000,000)	(6,645,000)

Healthcare — Products — (0.10)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	(3,000,000)	(3,255,000)

Lodging — (0.24)%
MGM Resorts International 7.63%, 1/15/17	(7,315,000)	(8,064,787)

Media — (0.25)%
DISH DBS Corp. 6.75%, 6/1/21	(8,000,000)	(8,580,000)

Oil & Gas — (0.67)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(13,700,000)	(14,864,500)
Chesapeake Energy Corp. 6.13%, 2/15/21	(7,500,000)	(7,950,000)

		(22,814,500)

Retail — (0.30)%
Party City Holdings, Inc. 8.88%, 8/1/20[1]	(7,750,000)	(8,389,375)
Sears Holdings Corp. 6.63%, 10/15/18	(2,000,000)	(1,905,000)

		(10,294,375)

Total CORPORATE BONDS (Proceeds $64,397,599)		(68,485,687)

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

COMMON STOCK — (4.39)%
Auto Manufacturers — (1.59)%
Ford Motor Co.	(3,491,935)	$(54,020,234)

Banks — (0.24)%
Bank of America Corp.	(628,321)	(8,080,208)

Healthcare — Services — (0.10)%
Kindred Healthcare, Inc.*	(259,174)	(3,402,955)

Internet — (0.75)%
Equinix, Inc.*	(126,233)	(23,317,760)
WebMD Health Corp.*	(71,575)	(2,102,158)

		(25,419,918)

Lodging — (0.34)%
MGM Resorts International*	(784,374)	(11,593,048)

Real Estate Investment Trusts — (1.10)%
Host Hotels & Resorts, Inc.	(1,193,449)	(20,133,485)
Ryman Hospitality Properties	(438,718)	(17,114,389)

		(37,247,874)

Telecommunications — (0.27)%
Anixter International, Inc.*	(123,571)	(9,367,917)

Total COMMON STOCK (Proceeds $131,588,242)		(149,132,154)

WRITTEN PUT OPTIONS — (1.38)%
Standard & Poor’s 500 Index, Exercise Price: $1,550.00, Expiration Date: September, 2013*	(13,800)	(46,920,000)

Total WRITTEN PUT OPTIONS (Proceeds $41,371,880)		(46,920,000)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $237,357,721)	(7.79)%	$(264,537,841)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	43,500,000	Pay	5.00%	9/20/2014	$3,756,250	$(5,818,430)	Bankruptcy/FTP	CCC
Morgan Stanley	American Express Co. 5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(670,597)	Bankruptcy/FTP	BBB+
Goldman Sachs	American Express Co. 5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(162,972)	Bankruptcy/FTP	BBB+
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,491,762)	Bankruptcy/FTP	NR
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	USD	11,000,000	Pay	1.00	9/20/2014	848,323	(958,831)	Bankruptcy/FTP	NR
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(732,772)	Bankruptcy/FTP	BB
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	(549,018)	Restructuring/ Bankruptcy/FTP	BB
Merrill Lynch	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(444,313)	Bankruptcy/FTP	A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(391,457)	Bankruptcy/FTP	A-
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	USD	10,000,000	Pay	1.00	9/20/2014	(286,840)	166,800	Bankruptcy/FTP	BBB+
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	USD	7,470,000	Pay	5.00	12/20/2013	2,058,919	(2,214,123)	Bankruptcy/FTP	NA
Morgan Stanley	Enbridge Energy, L.P. 4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(185,055)	Bankruptcy/FTP	NR
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(358,559)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/20/2017	540,000	(426,743)	Bankruptcy/FTP	B-
Morgan Stanley	First Data Corp. 9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/20/2017	1,150,000	(772,542)	Bankruptcy/FTP	B-
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	USD	10,000,000	Pay	1.00	9/20/2014	(320,193)	215,088	Bankruptcy/FTP	BB-
JP Morgan	Hess Corp. 7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(47,999)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(23,958)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(27,379)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(38,380)	Bankruptcy/FTP	BBB
Credit Suisse	Hess Corp. 5.60%, 2/15/41	USD	4,000,000	Pay	1.00	6/20/2018	15,350	37,973	Bankruptcy/FTP	BBB

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	20,000,000	Pay	1.00%	9/20/2018	$309,975	$34,081	Bankruptcy/FTP	BBB
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,084,447)	Bankruptcy/FTP	BBB-
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(640,886)	Bankruptcy/FTP	NR
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	375,000	32,916	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	11,250,000	Pay	5.00	6/20/2018	1,153,125	70,622	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	346,875	61,041	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	309,375	98,541	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	234,375	173,541	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	365,625	42,291	Bankruptcy/FTP	CCC-
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(732,355)	Restructuring/ Bankruptcy/FTP	NR
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	9/20/2014	1,875,000	(2,746,636)	Restructuring/ Bankruptcy/FTP	CCC+
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(2,096,015)	Restructuring/ Bankruptcy/FTP	CCC+
Goldman Sachs	The Markit CDX NA High Yield Series 16 Index	USD	14,200,000	Pay	5.00	12/20/2016	1,500,750	(2,327,229)	Bankruptcy/FTP	NA
Merrill Lynch	The Markit CDX NA High Yield Series 16 Index	USD	5,000,000	Pay	5.00	12/20/2016	550,000	(840,997)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 19	EUR	25,000,000	Pay	5.00	6/20/2018	(1,635,029)	1,279,474	Bankruptcy/FTP	NA
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,038,791)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(257,613)	Bankruptcy/FTP	BBB-
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	USD	30,000,000	Pay	1.00	6/20/2014	620,488	(882,129)	Bankruptcy/FTP	NR
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/1/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(388,925)	Bankruptcy/FTP	NR

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00%	9/20/2016	$164,656	$(115,616)	Bankruptcy/FTP	BBB
Morgan Stanley	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(159,613)	Bankruptcy/FTP	BBB
Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	USD	9,000,000	Pay	2.27	9/20/2013	—	112,557	Bankruptcy/FTP	NR
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	USD	3,000,000	Pay	5.00	3/20/2016	285,000	(475,892)	Bankruptcy/FTP	NR
Merrill Lynch	Realogy Corp. 10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	(317,261)	Bankruptcy/FTP	NR
Merrill Lynch	Rite Aid Corp. 7.70%, 2/15/27	USD	10,000,000	Pay	5.00	12/20/2013	700,000	(927,774)	Bankruptcy/FTP	CCC
Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,531,012)	Bankruptcy/FTP	NR
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	(149,706)	Bankruptcy/FTP	B+
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	USD	4,000,000	Receive	6.70	9/20/2013	—	66,321	Bankruptcy/FTP	B+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	113,569	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	110,199	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(480,986)	Bankruptcy/FTP	BB
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	(128,955)	Bankruptcy/FTP	BB
Goldman Sachs	Tyson Foods, Inc. 6.85%, 4/1/16	USD	6,000,000	Pay	3.05	9/20/2013	—	(46,524)	Bankruptcy/FTP	BBB
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(713,519)	Bankruptcy/FTP	BB

Total Credit Default Swaps							23,177,573	(30,782,757)

Total Swap Contracts							$23,177,573	$(30,782,757)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

10

Driehaus Active Income Fund

Schedule of Investments

June 30, 2013 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500	(2,198)	September 2013	$2,615,108
U.S. 5 Year Treasury Note	(1,125)	September 2013	2,696,198
U.S. 10 Year Treasury Note	(2,517)	September 2013	11,085,875
U.S. Treasury Long Bond	(209)	September 2013	1,531,191

Total Futures Contracts			$17,928,372

Notes to Financial Statements are an integral part of this Schedule.

11

Driehaus Select Credit Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since September 30, 2010 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/13	1 Year	Since Inception (09/30/10 - 06/30/13)
Driehaus Select Credit Fund (DRSLX)[1]	5.20%	4.08%
Citigroup 3-Month T-Bill Index[2]	0.08%	0.08%
BofA Merrill Lynch U.S. High Yield Index[3]	9.57%	8.84%

[1]	The returns for the periods prior to February 1, 2011, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The BofA Merrill Lynch U.S. High Yield Index is an unmanaged index that tracks the performance of below-investment grade, U.S.-dollar denominated corporate bonds publicly issued in the U.S. domestic market.

12

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 2.83%
Freddie Mac REMICS 2.00%, 2/15/27[4]	$6,931,873	$6,966,532
Freddie Mac REMICS 2.00%, 4/15/28	8,662,208	8,738,566

Total ASSET-BACKED SECURITIES (Cost $15,745,058)		15,705,098

BANK LOANS — 14.03%
Commercial Services — 1.98%
Westway Group, Inc. 5.00%, 2/5/20[2]	10,972,500	10,979,358

Food — 3.76%
Fairway Group Acquisition Co. 5.00%, 8/17/18[2]	15,836,561	15,803,574
Hostess Brands, Inc. 6.75%, 3/12/20[2]	5,000,000	5,093,750

		20,897,324

Leisure Time — 1.82%
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,100,000

Retail — 5.57%
JC Penney Corp., Inc. 6.00%, 5/21/18[2]	13,375,000	13,383,359
Targus Group International 11.00%, 5/12/16[2]	17,525,121	17,568,933

		30,952,292

Telecommunications — 0.90%
Alcatel-Lucent USA, Inc. 7.25%, 1/30/19[2]	4,975,000	5,015,422

Total BANK LOANS (Cost $77,867,251)		77,944,396

CORPORATE BONDS — 48.80%
Agriculture — 1.05%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	6,080,000	5,806,400

Building Materials — 2.67%
Cemex Finance LLC 9.38%, 10/12/22[1]	9,000,000	9,810,000
Cemex SAB de CV (Mexico) 5.28%, 9/30/15[1,2,3]	4,930,000	5,016,275

		14,826,275

Chemicals — 0.76%
Momentive Performance Materials, Inc. 11.50%, 12/1/16	5,530,000	4,230,450

	Shares, Principal Amount, or Number of Contracts	Value
Commercial Services — 3.21%
Ceridian Corp. 8.88%, 7/15/19[1]	$4,000,000	$4,445,000
DynCorp International, Inc. 10.38%, 7/1/17	6,147,000	6,177,735
iPayment, Inc. 10.25%, 5/15/18	8,833,000	7,243,060

		17,865,795

Entertainment — 5.17%
Graton Economic Development Authority 9.63%, 9/1/19[1]	17,455,000	19,113,225
Production Resource Group, Inc. 8.88%, 5/1/19	7,255,000	5,604,488
WMG Acquisition Corp. 11.50%, 10/1/18	3,500,000	4,007,500

		28,725,213

Healthcare — Products — 1.56%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	7,930,000	8,663,525

Healthcare — Services — 5.77%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	8,500,000	5,525,000
Kindred Healthcare, Inc. 8.25%, 6/1/19	16,867,000	17,288,675
National Mentor, Inc. 12.50%, 2/15/18[1]	8,625,000	9,228,750

		32,042,425

Household Products/Wares — 0.48%
Armored Autogroup, Inc. 9.25%, 11/1/18	2,900,000	2,660,750

Internet — 1.73%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	10,500,000	9,607,500

Iron/Steel — 1.79%
Edgen Murray Corp. 8.75%, 11/1/20[1]	10,000,000	9,950,000

Mining — 0.47%
Cuco Resources Ltd. 14.00%, 12/1/13[4]	3,500,000	2,625,000

Oil & Gas — 8.17%
ATP Oil & Gas Corp. 11.88%, 5/1/15[5]	6,640,000	83,000
Chesapeake Energy Corp. 9.50%, 2/15/15	1,150,000	1,276,500
Newfield Exploration Co. 5.75%, 1/30/22	1,000,000	990,000
Sanchez Energy Corp. 7.75%, 6/15/21[1]	4,000,000	3,900,000

Notes to Financial Statements are an integral part of this Schedule.

13

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.63%, 11/1/18[1,3]	$5,000,000	$5,200,000
United Refining Co. 10.50%, 2/28/18	16,510,000	18,202,275
Venoco, Inc. 8.88%, 2/15/19	16,173,000	15,768,675

		45,420,450

Packaging & Containers — 0.87%
Berry Plastics Corp. 9.75%, 1/15/21	4,292,600	4,850,638

Retail — 4.33%
Claire’s Stores, Inc. 7.75%, 6/1/20[1]	2,000,000	1,935,000
Michaels Stores, Inc. 11.38%, 11/1/16	1,951,000	2,033,937
Rite Aid Corp. 9.25%, 3/15/20	4,200,000	4,635,750
Rite Aid Corp. 6.75%, 6/15/21[1]	15,750,000	15,474,375

		24,079,062

Software — 4.20%
First Data Corp. 8.25%, 1/15/21[1]	6,500,000	6,630,000
First Data Corp. 10.63%, 6/15/21[1]	5,000,000	4,937,500
Nuance Communications, Inc. 5.38%, 8/15/20[1]	12,000,000	11,790,000

		23,357,500

Telecommunications — 6.57%
Cricket Communications, Inc. 7.75%, 10/15/20	11,000,000	10,560,000
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21[1,3]	6,401,000	6,465,010
NII International Telecom SCA (Luxembourg) 7.88%, 8/15/19[1,3]	5,000,000	4,737,500
NII International Telecom SCA (Luxembourg) 11.38%, 8/15/19[1,3]	5,000,000	5,350,000
Nortel Networks Ltd. (Canada) 10.13%, 1/15/14[3,5]	8,500,000	9,424,375

		36,536,885

Total CORPORATE BONDS (Cost $276,063,830)		271,247,868

CONVERTIBLE CORPORATE BONDS — 6.46%
Electrical Components & Equipment — 1.62%
SunPower Corp. 4.50%, 3/15/15	6,836,000	7,976,758

	Shares, Principal Amount, or Number of Contracts	Value
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/14[3,5]	$4,000,000	$1,020,000

		8,996,758

Internet — 0.49%
Equinix, Inc. 3.00%, 10/15/14	1,600,000	2,692,000

Lodging — 2.92%
MGM Resorts International 4.25%, 4/15/15	14,500,000	16,230,937

Mining — 0.23%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	1,297,000

Telecommunications — 1.20%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	2,000,000	1,935,000
Nortel Networks Corp. (Canada) 1.75%, 4/15/14[3,5]	1,875,000	1,818,750
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	3,000,000	2,911,875

		6,665,625

Total CONVERTIBLE CORPORATE BONDS (Cost $36,428,443)		35,882,320

COMMON STOCK — 1.18%
Auto Manufacturers — 0.06%
General Motors Co.*	9,541	317,811
Motors Liquidation Co. GUC Trust*	1,276	39,173

		356,984

Oil & Gas Services — 0.54%
Edgen Group, Inc.*	465,769	2,971,606

Packaging & Containers — 0.23%
Berry Plastics Group, Inc.*	58,215	1,284,805

Telecommunications — 0.35%
Cincinnati Bell, Inc.*	635,615	1,944,982

Total COMMON STOCK (Cost $7,172,183)		6,558,377

CONVERTIBLE PREFERRED STOCK — 1.62%
Auto Manufacturers — 0.69%
General Motors Co. 4.75%, 12/1/13	80,000	3,852,800
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	94,958	—

		3,852,800

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Iron/Steel — 0.07%
Cliffs Natural Resources, Inc. 7.00%, 2/1/16	20,000	$354,800

Telecommunications — 0.86%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	5,000	4,775,000

Total CONVERTIBLE PREFERRED STOCK (Cost $8,282,200)		8,982,600

PURCHASED CALL OPTIONS — 0.59%
Ocwen Financial Corp., Exercise Price: $42.50, Expiration Date: October, 2013*	3,000	960,000
Standard & Poor’s 500 Index, Exercise Price: $1,575.00, Expiration Date: September, 2013*	337	2,319,908

Total PURCHASED CALL OPTIONS (Cost $2,663,697)		3,279,908

PURCHASED PUT OPTIONS — 2.17%
Standard & Poor’s 500 Index, Exercise Price: $1,475.00, Expiration Date: September, 2013*	1,475	2,581,250
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: September, 2013*	1,475	9,189,250
CBOE Volatility Index, Exercise Price: $16.00, Expiration Date: July, 2013*	7,000	315,000

Total PURCHASED PUT OPTIONS (Cost $11,390,800)		12,085,500

SHORT-TERM INVESTMENTS — 25.65%
UMB Money Market Fiduciary 0.01%	142,583,139	142,583,139

Total SHORT-TERM INVESTMENTS (Cost $142,583,139)		142,583,139

WARRANTS — 0.06%
Cuco Resources Ltd. — Strike Price $4.00, Expiration Date 12/1/16*[4]	600,000	—

	Shares, Principal Amount, or Number of Contracts	Value
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16*	8,675	$208,200
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	8,675	141,837

Total WARRANTS (Cost $398,024)		350,037

TOTAL INVESTMENTS (Cost $578,594,625)	103.39%	$574,619,243
Liabilities less Other Assets	(3.39)%	(18,845,572)

Net Assets	100.00%	$555,773,671

SECURITIES SOLD SHORT — (10.84)%
CORPORATE BONDS — (7.62)%
Healthcare — Products — (0.58)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	$(3,000,000)	(3,255,000)

Media — (0.38)%
DISH DBS Corp. 6.75%, 6/1/21	(2,000,000)	(2,145,000)

Oil & Gas — (3.02)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(2,600,000)	(2,821,000)
Chesapeake Energy Corp. 6.13%, 2/15/21	(2,500,000)	(2,650,000)
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,200,000)
Petroleos Mexicanos (Mexico) 8.00%, 5/3/19[3]	(5,000,000)	(6,100,000)

		(16,771,000)

Retail — (1.50)%
Party City Holdings, Inc. 8.88%, 8/1/20[1]	(7,250,000)	(7,848,125)
Sears Holdings Corp. 6.63%, 10/15/18	(500,000)	(476,250)

		(8,324,375)

Software — (0.89)%
First Data Corp. 11.25%, 3/31/16	(5,000,000)	(4,937,500)

Telecommunications — (1.25)%
NII Capital Corp. 8.88%, 12/15/19	(8,000,000)	(6,920,000)

Total CORPORATE BONDS (Proceeds $41,342,370)		(42,352,875)

Notes to Financial Statements are an integral part of this Schedule.

15

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCK — (1.42)%
Healthcare — Services — (0.13)%
Kindred Healthcare, Inc.*	(56,423)	$(740,834)

Internet — (0.50)%
Equinix, Inc.*	(14,850)	(2,743,092)

Lodging — (0.79)%
MGM Resorts International*	(297,258)	(4,393,473)

Total COMMON STOCK (Proceeds $7,110,756)		(7,877,399)

WRITTEN PUT OPTIONS — (1.80)%
Standard & Poor’s 500 Index , Exercise Price: $1,550.00, Expiration Date: September, 2013*	(2,950)	(10,030,000)

Total WRITTEN PUT OPTIONS (Proceeds $8,843,989)		(10,030,000)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $57,297,115)	(10.84)%	$(60,260,274)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

16

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2013 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Merrill Lynch	Freeport-McMoRan Copper & Gold, Inc. 8.38%, 3/14/12	USD	2,000,000	Pay	1.00%	3/20/2017	$40,381	$(1,661)	Bankruptcy/FTP	NR
JP Morgan	Hess Corp. 7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(11,999)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(5,989)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(6,845)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,926	(9,595)	Bankruptcy/FTP	BBB
Credit Suisse	Hess Corp. 5.60%, 2/15/41	USD	1,000,000	Pay	1.00	6/20/2018	3,838	9,493	Bankruptcy/FTP	BBB
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	8,520	Bankruptcy/FTP	BBB
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	125,000	10,972	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	384,375	23,541	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	115,625	20,347	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	103,125	32,847	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	78,125	57,847	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	121,875	14,097	Bankruptcy/FTP	CCC-
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(39,284)	Bankruptcy/FTP	BBB-
JP Morgan	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(28,623)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	1,000,000	Pay	1.00	6/20/2016	66,735	(60,395)	Bankruptcy/FTP	BBB-
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 19	EUR	5,200,000	Pay	5.00	6/20/2018	(340,086)	266,130	Bankruptcy/FTP	NA
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(477,612)	Bankruptcy/FTP	BB

Total Credit Default Swaps							1,149,989	(198,209)

Total Swap Contracts							$1,149,989	$(198,209)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2013 (unaudited)

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500	(357)	September 2013	$424,747
U.S. 5 Year Treasury Note	(74)	September 2013	177,350
U.S. 10 Year Treasury Note	(282)	September 2013	1,242,041
U.S. Treasury Long Bond	(4)	September 2013	29,305

Total Futures Contracts			$1,873,443

Notes to Financial Statements are an integral part of this Schedule.

18

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund
ASSETS:
Investment securities, at fair value (cost $3,325,000,941 and $564,540,128, respectively)	$3,408,120,717	$559,253,835
Purchased options, at fair value (premiums paid $58,420,204 and $14,054,497, respectively)	69,256,808	15,365,408
Unrealized appreciation on open swap contracts	2,615,014	443,794
Premiums paid on open swap contracts	26,550,846	1,490,075
Cash	1,313,212	404,381
Collateral held at custodian for the benefit of brokers	348,733,399	68,915,559
Receivable for investment securities sold	3,994,981	22,278
Receivable for capital stock sold	12,290,963	3,775,422
Receivable for interest and dividends	24,690,145	6,474,285
Receivable for variation margin	920,303	149,603
Prepaid expenses	76,682	31,545

TOTAL ASSETS	3,898,563,070	656,326,185

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $195,985,841 and $48,453,126, respectively)	217,617,841	50,230,274
Written options outstanding, at fair value (premiums received $41,371,880 and $8,843,989, respectively)	46,920,000	10,030,000
Unrealized depreciation on open swap contracts	33,397,771	642,003
Premiums received on open swap contracts	3,373,273	340,086
Payable for capital stock redeemed	4,289,658	413,039
Payable for investment securities purchased	192,923,068	37,476,460
Payable for interest and dividends on securities sold short	1,717,205	841,616
Accrued investment advisory fees	1,464,952	350,755
Accrued shareholder services plan fees	851,301	135,082
Accrued administration and accounting fees	91,192	30,312
Accrued chief compliance officer fees	1,051	1,051
Accrued expenses	304,188	61,836

TOTAL LIABILITIES	502,951,500	100,552,514

NET ASSETS	$3,395,611,570	$555,773,671

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	317,385,928	55,936,883

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.70	$9.94

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2013:
Paid-in-capital	$3,543,022,477	$561,123,483
Undistributed net investment income (loss)	41,958,832	1,154,283
Undistributed net realized gain (loss) on investments, futures, swap contracts and foreign currency	(243,291,614)	(1,240,788)
Net unrealized appreciation (depreciation) on:
Investments	83,119,776	(5,286,293)
Purchased options	10,836,604	1,310,911
Securities sold short	(21,632,000)	(1,777,148)
Written options	(5,548,120)	(1,186,011)
Futures contracts	17,928,372	1,873,443
Swap contracts	(30,782,757)	(198,209)

NET ASSETS	$3,395,611,570	$555,773,671

Notes to Financial Statements are an integral part of these Statements.

19

Statements of Operations

For the six months ended June 30, 2013 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund
INVESTMENT INCOME:
Interest income	$56,739,783	$10,713,212
Dividend income	4,816,546	315,011

Total investment income	61,556,329	11,028,223

Expenses:
Investment advisory fees	8,452,479	1,743,496
Shareholder services plan fees	2,560,670	323,781
Custody fees	1,087,055	104,131
Administration and fund accounting fees	532,971	152,117
Transfer agent fees and expenses	322,585	89,832
Trustees’ fees	89,773	21,967
Reports to shareholders	80,895	17,625
Federal and state registration fees	69,958	38,644
Legal fees	44,105	11,796
Audit and tax fees	25,179	25,179
Chief compliance officer fees	3,864	3,864
Miscellaneous	76,839	19,031
Interest on short positions	2,442,209	1,044,169
Dividends on short positions	1,416,770	3,929
Interest expense	150,903	32,434

Total expenses	17,356,255	3,631,995

Net investment income	44,200,074	7,396,228

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	14,164,104	4,319,392
Purchased options	(49,580,936)	(6,652,659)
Securities sold short	(6,802,999)	293,676
Written options	35,803,667	4,235,591
Futures contracts	(4,687,806)	(1,498,944)
Swap contracts	(12,442,244)	(954,191)
Foreign currency	9,229	1,924

Total realized gain (loss) on investments	(23,536,985)	(255,211)

Change in net unrealized appreciation (depreciation) on:
Investments	10,190,569	(2,074,435)
Purchased options	23,189,006	3,072,585
Short positions	(9,375,258)	(1,162,459)
Written options	(20,861,083)	(2,122,932)
Futures contracts	14,526,779	1,783,928
Swap contracts	958,065	697,473

Total change in net unrealized appreciation (depreciation) on investments	18,628,078	194,160

Net realized and unrealized gain (loss) on investments	(4,908,907)	(61,051)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,291,167	$7,335,177

Notes to Financial Statements are an integral part of these Statements.

20

Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Select Credit Fund
	Six months ended June 30, 2013 (unaudited)	Year ended December 31, 2012	Six months ended June 30, 2013 (unaudited)	Year ended December 31, 2012
Operations:
Net investment income	$44,200,074	$110,690,096	$7,396,228	$15,968,716
Net realized gain (loss) on investments	(23,536,985)	(110,761,706)	(255,211)	(982,060)
Net change in unrealized appreciation (depreciation) on investments	18,628,078	230,980,504	194,160	4,735,460

Net increase (decrease) in net assets resulting from operations	39,291,167	230,908,894	7,335,177	19,722,116

Distributions:
Net investment income	(33,878,036)	(67,114,475)	(7,497,781)	(14,216,095)
Net capital gains	—	—	—	—

Total distributions	(33,878,036)	(67,114,475)	(7,497,781)	(14,216,095)

Capital share transactions:
Proceeds from shares sold	1,032,698,920	1,321,631,772	301,590,832	236,144,860
Reinvested distributions	21,366,412	54,187,169	5,362,201	11,378,976
Cost of shares redeemed	(530,888,365)	(1,102,326,211)	(76,139,836)	(112,017,532)

Net increase from capital transactions	523,176,967	273,492,730	230,813,197	135,506,304

Total increase in net assets	528,590,098	437,287,149	230,650,593	141,012,325

NET ASSETS:

Beginning of period	$2,867,021,472	$2,429,734,323	$325,123,078	$184,110,753

End of period	$3,395,611,570	$2,867,021,472	$555,773,671	$325,123,078

Undistributed net investment income (loss)	$41,958,832	$31,636,794	$1,154,283	$1,255,836

Capital share transactions in shares:
Shares sold	96,024,169	125,838,382	30,051,072	23,833,725
Reinvested distributions	1,990,652	5,173,996	535,900	1,149,636
Shares redeemed	(49,284,110)	(105,128,123)	(7,583,712)	(11,282,895)

Net increase	48,730,711	25,884,255	23,003,260	13,700,466

Notes to Financial Statements are an integral part of these Statements.

21

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012
Net asset value, beginning of period	$10.67	$10.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.44
Net realized and unrealized gain/(loss) on investments	(0.01)	0.49

Total from investment operations	0.14	0.93

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.11)	(0.27)
Tax return of capital	—	—
Net realized gains	—	—

Total distributions	(0.11)	(0.27)

Net asset value, end of period	$10.70	$10.67

Total Return	1.35%[1]	9.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$3,395,612	$2,867,021
Ratio of total expenses to average net assets	1.13%[2,3]	1.31%[5]
Ratio of net investment income to average net assets	2.88%[2,4]	4.22%[6]
Portfolio turnover rate	33%[1]	42%

*	Fiscal year end change to December 31.

†	Represents less than $0.01 per share.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.14%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.63%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.88%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.58%.

Notes to Financial Statements are an integral part of this Schedule.

22

Driehaus Active Income Fund

Financial Highlights

For the year ended December 31, 2011	For the year ended December 31, 2010	For the period ended October 1, 2009* through December 31, 2009	For the year ended September 30, 2009	For the year ended September 30, 2008
$11.05	$10.81	$12.12	$10.17	$10.25

0.48	0.36	0.09	0.38	0.23
(1.09)	0.20	0.26	1.61	(0.24)

(0.61)	0.56	0.35	1.99	(0.01)

(0.43)	(0.26)	(1.66)	(0.04)	(0.04)
—	—	—	—	(0.03)
— †	(0.06)	—	—	—

(0.43)	(0.32)	(1.66)	(0.04)	(0.07)

$10.01	$11.05	$10.81	$12.12	$10.17

(5.61)%	5.18%	2.87%[1]	19.66%	(0.13)%

$2,429,734	$2,183,062	$1,259,714	$1,036,182	$487,110
1.01%[7]	1.79%[9]	1.99%[2,11]	1.96%[13]	1.45%[15]
4.44%[8]	3.24%[10]	2.85%[2,12]	3.52%[14]	2.54%[16]
55%	51%	7%[1]	150%	387%

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.92%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.12%.

[11]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.96%.

[12]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.88%.

[13]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[14]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.56%.

[15]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.94%.

[16]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.05%.

Notes to Financial Statements are an integral part of this Schedule.

23

Driehaus Select Credit Fund

Financial Highlights

	For the six month period January 1, 2013 through June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the year ended December 31, 2011	For the period September 30, 2010* to December 31, 2010
Net asset value, beginning of period	$9.87	$9.57	$10.26	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.58	0.57	0.05
Net realized and unrealized gain/(loss) on investments	0.06	0.21	(0.84)	0.29

Total from investment operations	0.23	0.79	(0.27)	0.34

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.16)	(0.49)	(0.42)	(0.06)
Tax return of capital	—	—	—	(0.02)

Total distributions	(0.16)	(0.49)	(0.42)	(0.08)

Net asset value, end of period	$9.94	$9.87	$9.57	$10.26

Total Return	2.28%[1]	8.37%	(2.64)%	3.43%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$555,774	$325,123	$184,111	$23,639
Ratio of total expenses to average net assets including waivers and recapture	1.67%[2,3]	1.69%[5]	1.87%[7]	2.15%[2,9]
Ratio of total expenses to average net assets before waivers and recapture	1.67%[2,3]	1.69%[5]	1.81%[7]	3.54%[2,9]
Ratio of net investment income to average net assets, including waivers and recapture	3.39%[2,4]	5.82%[6]	5.75%[8]	1.98%[2,10]
Ratio of net investment income to average net assets, before waivers and recapture	3.39%[2,4]	5.82%[6]	5.81%[8]	0.59%[2,10]
Portfolio turnover rate	29%[1]	78%	64%	52%[1]

*	Fund commenced operations on September 30, 2010.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.17%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 3.89%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.23%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 6.28%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.43%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.37%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, including recapture, was 6.20%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before recapture was 6.26%.

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, less waivers, was 1.75%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before waivers was 3.14%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, less waivers, was 2.38%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before waivers was 0.99%.

Notes to Financial Statements are an integral part of this Schedule.

24

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund” and, together with the Active Income Fund, the “Funds”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

25

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended June 30, 2013, there were no significant transfers between levels for the Active Income Fund or Select Credit Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2013:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$193,688,947	$—	$193,688,947
Bank Loans	—	800,042,303	—	800,042,303
Common Stocks
Auto Manufacturers	28,512,190	—	—	28,512,190
Convertible Corporate Bonds	—	251,106,615	—	251,106,615
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	23,678,081	—	—	23,678,081
Telecommunications	13,285,960	—	—	13,285,960
Corporate Bonds	—	1,128,534,043	—	1,128,534,043
Short-Term Investments	690,026,103	—	—	690,026,103
Preferred Stocks
Banks	8,703,900	—	—	8,703,900
Holding Companies — Diversified	—	55,466,965	—	55,466,965
Telecommunications	—	34,205,736	—	34,205,736
Purchased Call Options	14,194,808	—	—	14,194,808
Purchased Put Options	55,062,000	—	—	55,062,000
U.S. Government and Agency Securities	—	162,293,740	—	162,293,740
Warrants	18,576,134	—	—	18,576,134

Total	$852,039,176	$2,625,338,349	$—	$3,477,377,525

26

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufacturers	$(54,020,234)	$—	$—	$(54,020,234)
Banks	(8,080,208)	—	—	(8,080,208)
Healthcare-Services	(3,402,955)	—	—	(3,402,955)
Internet	(25,419,918)	—	—	(25,419,918)
Lodging	(11,593,048)	—	—	(11,593,048)
Real Estate Investment Trusts	(37,247,874)	—	—	(37,247,874)
Telecommunications	(9,367,917)	—	—	(9,367,917)
Corporate Bonds	—	(68,485,687)	—	(68,485,687)
Written Put Options	(46,920,000)	—	—	(46,920,000)

Total	$(196,052,154)	$(68,485,687)	—	$(264,537,841)

Other Financial Instruments*
Credit Default Swaps	$—	$(7,605,184)	—	$(7,605,184)
Futures Contracts	17,928,372	—	—	17,928,372

Total Swap and Futures Contracts	$17,928,372	$(7,605,184)	$—	$10,323,188

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2012	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2013	$—

As of June 30, 2013, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

27

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of June 30, 2013:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$15,705,098	$—	$15,705,098
Bank Loans	—	77,944,396	—	77,944,396
Common Stocks
Auto Manufacturers	356,984	—	—	356,984
Oil & Gas Services	2,971,606	—	—	2,971,606
Packaging & Containers	1,284,805	—	—	1,284,805
Telecommunications	1,944,982	—	—	1,944,982
Convertible Corporate Bonds	—	35,882,320	—	35,882,320
Convertible Preferred Stocks
Auto Manufacturers	3,852,800	—	—	3,852,800
Iron/Steel	354,800	—	—	354,800
Telecommunications	4,775,000	—	—	4,775,000
Corporate Bonds	—	268,622,868	2,625,000	271,247,868
Purchased Call Options	3,279,908	—	—	3,279,908
Purchased Put Options	12,085,500	—	—	12,085,500
Short-Term Investments	142,583,139	—	—	142,583,139
Warrants	350,037	—	—	350,037

Total	$173,839,561	$398,154,682	$2,625,000	$574,619,243

Liabilities
Common Stocks
Health Care — Services	$(740,834)	$—	$—	$(740,834)
Internet	(2,743,092)	—	—	(2,743,092)
Lodging	(4,393,473)	—	—	(4,393,473)
Corporate Bonds	—	(42,352,875)	—	(42,352,875)
Written Put Options	(10,030,000)	—	—	(10,030,000)

Total	$(17,907,399)	$(42,352,875)	$—	$(60,260,274)

Other Financial Instruments*
Credit Default Swaps	$—	$951,780	$—	$951,780
Futures Contracts	1,873,443	—	—	1,873,443

Total Swap and Futures Contracts	$1,873,443	$951,780	$—	$2,825,223

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

28

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2012	$4,500,000
Realized gain (loss)	(157)
Change in unrealized appreciation (depreciation)	625,000
Purchase	—
Sales	(2,499,843)
Transfers in and/or out of Level 3	—

Balance as of June 30, 2013	$2,625,000

As of June 30, 2013, the Select Credit Fund held Level 3 investments, including Cuco Resources Ltd. (corporate bond and warrant), valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Factors considered in fair valuing the bond position included the likelihood and pricing of a successful equity raise by the company and the implications of failing to raise additional equity, including a possible restructuring. Given these considerations, the likelihood of the various scenarios and the expected outcome for each scenario, the bond position was fair valued at 75% of its principal amount. In addition, taking into consideration the strike price for the warrants, the current equity valuations in the mining space, the uncertainty regarding the potential success of a future equity raise and the potential for a future restructuring, the warrant was fair valued at $0. The Select Credit Fund also held an investment in General Motors Corp. senior convertible preferred stock, which was valued in the same manner as described above for the Active Income Fund.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

Federal Income Taxes

The Funds’ policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2013. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax years ended September 30, 2009, December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012 remain subject to examination by taxing authorities.

29

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

At June 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund
Cost of investments	$3,400,652,577	$578,690,718

Gross unrealized appreciation	$131,085,016	$16,793,665
Gross unrealized depreciation	(54,360,068)	(20,865,140)

Net unrealized appreciation (depreciation) on investments	$76,724,948	$(4,071,475)

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund

Distributions paid from:	January 1, 2012 to December 31, 2012	January 1, 2011 to December 31, 2011
Ordinary income	$67,114,475	$125,274,139

Total distributions paid	$67,114,475	$125,274,139

Select Credit Fund

Distributions paid from:	January 1, 2012 to December 31, 2012	January 1, 2011 to December 31, 2011
Ordinary income	$14,216,095	$5,908,053

Total distributions paid	$14,216,095	$5,908,053

As of December 31, 2012, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Select Credit Fund
Undistributed ordinary income	$11,543,896	$360,154
Undistributed long-term capital gains	—	—

Accumulated earnings	11,543,896	360,154
Accumulated capital and other losses	(209,637,271)	(1,119,449)
Unrealized appreciation (depreciation)	42,501,609	(4,973,532)

Total accumulated earnings (deficit)	$(155,591,766)	$(5,732,827)

30

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2012, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$112,020,214	$83,443,109
Select Credit Fund	—	770,317

The Select Credit Fund utilized $345,165 of its capital loss carryforwards during the year ended December 31, 2012.

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year. As of December 31, 2012, the Funds had the following post-October capital losses and late-year ordinary losses:

	Post-October Capital Losses	Late-Year Ordinary Losses
Active Income Fund	$2,526,024	$11,647,924
Select Credit Fund	349,132	—

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund and Select Credit Fund had no portfolio hedges during the period January 1, 2013 through June 30, 2013.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective

31

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund would have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2013, the Active Income Fund and Select Credit Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2013, the Funds had no such outstanding senior loan participation commitments.

B.  INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an

32

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2013 for Active Income Fund is $4,000,000.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2013, the Funds had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of June 30, 2013, the Funds had outstanding futures contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

33

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2013 through June 30, 2013, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2012	10,047	$20,798,313
Options written	34,271	62,816,586
Options closed	(628)	(2,500,971)
Options expired	(29,890)	(39,742,048)

Options outstanding at June 30, 2013	13,800	$41,371,880

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2013 through June 30, 2013, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2012	507	$1,063,671
Options written	6,966	13,060,963
Options closed	(102)	(404,999)
Options expired	(4,421)	(4,875,646)

Options outstanding at June 30, 2013	2,950	$8,843,989

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2013, the Funds had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Active Income Fund and Select Credit Fund did not enter into any swaptions during the period January 1, 2013 through June 30, 2013.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting

34

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. The Active Income Fund and Select Credit Fund did not enter into any forward foreign currency contracts during the period January 1, 2013 through June 30, 2013.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2013:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Credit contracts	Unrealized appreciation on open swap contracts	$2,615,014	Unrealized depreciation on open swap contracts	$33,397,771
Equity contracts	Purchased options, at fair value	69,256,808	Written options, at fair value	46,920,000
	N/A*	2,615,108	N/A	N/A
Interest rate contracts*	N/A	15,313,264	N/A	N/A
Total		$89,800,194		$80,317,771

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Select Credit Fund’s derivative contracts by primary risk exposure as of June 30, 2013:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Credit contracts	Unrealized appreciation on open swap contracts	$443,794	Unrealized depreciation on open swap contracts	$642,003
Equity contracts	Purchased options, at fair value	15,365,408	Written options, at fair value	10,030,000
	N/A*	424,747	N/A	N/A
Interest rate contracts*	N/A	1,448,696	N/A	N/A
Total		$17,682,645		$10,672,003

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

35

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Active Income Fund’s realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2013 through June 30, 2013:

	Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(12,442,244)	$(12,442,244)
Equity contracts	(49,580,936)	35,803,667	(7,823,707)	—	(21,600,976)
Interest rate contracts	—	—	3,135,901	—	3,135,901
Total	$(49,580,936)	$35,803,667	$(4,687,806)	$(12,442,244)	$(30,907,319)

The following table sets forth the Select Credit Fund’s realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2013 through June 30, 2013:

	Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(954,191)	$(954,191)
Equity contracts	(6,652,659)	4,235,591	(1,307,442)	—	(3,724,510)
Interest rate contracts	—	—	(191,502)	—	(191,502)
Total	$(6,652,659)	$4,235,591	$(1,498,944)	$(954,191)	$(4,870,203)

The following table sets forth the Active Income Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2013 through June 30, 2013:

	Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$958,065	$958,065
Equity contracts	23,189,006	(20,861,083)	2,615,108	—	4,943,031
Interest rate contracts	—	—	11,911,671	—	11,911,671
Total	$23,189,006	$(20,861,083)	$14,526,779	$958,065	$17,812,767

The gross notional amount of swap contracts and the number of option contracts for the Active Income Fund as of June 30, 2013 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts for the Active Income Fund was $496,750,000 for the period January 1, 2013 through June 30, 2013. The quarterly average number of purchased futures contracts for the Active Income Fund was 0 for the period January 1, 2013 through June 30, 2013. The quarterly average number of short futures contracts for the Active Income Fund was (5,012) for the period January 1, 2013 through June 30, 2013. The quarterly average number of purchased option contracts for the Active Income Fund was 9,544 for the period January 1, 2013 through June 30, 2013. The fair value of such contracts at June 30, 2013 is set forth in the table above.

The following table sets forth the Select Credit Fund’s change in unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2013 through June 30, 2013:

Risk exposure category	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$—	$697,473	$697,473
Equity contracts	3,072,585	(2,122,932)	424,747	—	1,374,400
Interest rate contracts	—	—	1,359,181	—	1,359,181
Total	$3,072,585	$(2,122,932)	$1,783,928	$697,473	$3,431,054

36

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The gross notional amount of swap contracts and the number of option contracts for the Select Credit Fund as of June 30, 2012 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts for the Select Credit Fund was $17,240,000 for the period January 1, 2013 through June 30, 2013. The quarterly average number of purchased futures contracts for the Select Credit Fund was 0 for the period January 1, 2013 through June 30, 2013. The quarterly average number of short futures contracts for the Select Credit Fund was (360) for the period January 1, 2013 through June 30, 2013. The quarterly average number of purchased option contracts for the Select Credit Fund was 5,503 for the period January 1, 2013 through June 30, 2013. The fair value of such contracts at June 30, 2013 is set forth in the table above.

Disclosures about Offsetting Assets and Liabilities

Each Fund is subject to FASB’s “Disclosures about Offsetting Assets and Liabilities” which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Funds do not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statements of Assets and Liabilities. The Funds have adopted the new disclosure requirements on offsetting in the following tables:

The following table presents the Active Income Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Active Income Fund as of June 30, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$2,615,014	($2,312,756)	$—	$302,258

The following table presents the Active Income Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Active Income Fund as of June 30, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Written options, at fair value	$46,920,000	$—	($46,920,000)	$—
Unrealized depreciation on open swap contracts	33,397,771	(2,312,756)	(31,085,015)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table presents the Select Credit Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Select Credit Fund as of June 30, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$443,794	($87,894)	$—	$355,900

37

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Select Credit Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Select Credit Fund as of June 30, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Written options, at fair value	$10,030,000	$—	$10,030,000	$—
Unrealized depreciation on open swap contracts	642,003	(87,894)	(554,109)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

C.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55% and 0.80% of average net assets respectively, for the Active Income Fund and Select Credit Fund.

DCM has entered into a written agreement to cap the Select Credit Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at 1.75% of average daily net assets until at least September 30, 2013. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Select Credit Fund’s expense ratio remains below the operating expense cap. During the period January 1, 2013 through June 30, 2013, the Select Credit Fund did not have any fees waived by DCM and as of June 30, 2013 there are no amounts subject to recapture.

The Active Income Fund accrued $8,452,479 for investment advisory fees during the period January 1, 2013 through June 30, 2013, of which $1,464,952 was payable to DCM at June 30, 2013. The Select Credit Fund accrued $1,743,496 for investment advisory fees during the period January 1, 2013 through June 30, 2013, and $350,755 was payable to DCM at June 30, 2013.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement with the Funds. Under this agreement, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. As of June 30, 2013, the Active Income Fund owes $807,667 in reimbursements to DS LLC under this agreement, which is included in accrued shareholder services plan fees on the Statement of Assets and Liabilities. As of June 30, 2013, the Select Credit Fund owes $133,571 in reimbursements to DS LLC under this agreement, which is included in accrued shareholder services plan fees on the Statement of Assets and Liabilities.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2013 through June 30, 2013.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS receives the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average daily net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS receives a monthly fee based in part on shareholder processing activity during the month.

38

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

D.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding swaps, options, futures, short-term securities and U.S. government obligations) for the Active Income Fund and Select Credit Fund for the period January 1, 2013 through June 30, 2013, were as follows:

Active Income Fund		Select Credit Fund
Purchases	$1,304,836,678	Purchases	$271,621,221
Sales	$775,884,282	Sales	$90,227,599

The aggregate purchases and sales of U.S. government obligations for the Active Income Fund and Select Credit Fund for the period January 1, 2013 through June 30, 2013, were as follows:

Active Income Fund		Select Credit Fund
Purchases	$—	Purchases	$—
Sales	$—	Sales	$—

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2013, the Funds held restricted securities as denoted on the Schedule of Investments.

F.  SHAREHOLDER SERVICING AGREEMENTS

The Active Income Fund and Select Credit Fund have a Shareholder Servicing Agreement (the “Agreement”) in place with a shareholder. Under the terms of this Agreement, the Active Income Fund and Select Credit Fund make payments for services provided on behalf of the Active Income Fund and Select Credit Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as the Active Income Fund and Select Credit Fund may request. The Shareholder Services Plan allows for annual payments not to exceed 0.25% of average daily net assets of the Funds. For the period January 1, 2013 through June 30, 2013, the Active Income Fund and Select Credit Fund had expenses of $282,131 and $20,071, respectively, under the terms of this Agreement with this shareholder.

39

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ending June 30, 2013.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ended June 30, 2013*
Actual	$1,000.00	$1,013.50	$5.64
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.19	$5.66

Driehaus Select Credit Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ended June 30, 2013*
Actual	$1,000.00	$1,022.80	$8.38
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.51	$8.35

*	Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus Active Income Fund	1.13%
Driehaus Select Credit Fund…	1.67%

40

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)* /s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date September 3, 2013

By (Signature and Title)* /s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date September 3, 2013

*	Print the name and title of each signing officer under his or her signature.